PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited)

Voya Russell™ Small Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.2%
Communication Services : 2.1%
21,226
(1)
Advantage Solutions,
Inc.
$ 91,909
0.0
6,806
(1)
AMC Networks, Inc.
- Class A
82,557
0.0
2,938
(1)
Anterix, Inc.
98,746
0.0
24,244
(1)
AST SpaceMobile, Inc.
70,308
0.0
12,651
(1)
Atlanta Braves
Holdings, Inc. - Class
C
494,148
0.1
2,576
ATN International, Inc.
81,157
0.0
5,380
(1)
Bandwidth, Inc. - Class
A
98,239
0.0
6,022
(1)
Boston Omaha Corp.
- Class A
93,100
0.0
22,772
(1)
Bumble, Inc. - Class A
258,462
0.1
8,411
(1)
Cardlytics, Inc.
121,875
0.0
21,652
(1)
Cargurus, Inc.
499,728
0.1
15,284
(1)
Cars.com, Inc.
262,579
0.1
24,701
(1)
Cinemark Holdings,
Inc.
443,877
0.1
84,531
(1)
Clear Channel Outdoor
Holdings, Inc.
139,476
0.0
9,854  Cogent
Communications
Holdings, Inc.
643,762
0.1
17,841
(1)
Consolidated
Communications
Holdings, Inc.
77,073
0.0
338
(1)
Daily Journal Corp.
122,224
0.0
12,620
(1)
DHI Group, Inc.
32,181
0.0
27,725
(1)
EchoStar Corp. - Class
A
395,081
0.1
17,194
(1)
Eventbrite, Inc. - Class
A
94,223
0.0
4,770
(1)
EverQuote, Inc. - Class
A
88,531
0.0
14,216
(1)
EW Scripps Co.
- Class A
55,869
0.0
61,175
(1)
fuboTV, Inc.
96,657
0.0
35,534
(1)
Gannett Co., Inc.
86,703
0.0
159,626
(1)
Globalstar, Inc.
234,650
0.1
14,968
(1)
Gogo, Inc.
131,419
0.0
18,840
Gray Television, Inc.
119,069
0.0
9,467
(1)
Grindr, Inc.
95,901
0.0
3,560
IDT Corp. - Class B
134,604
0.0
24,108
(1)
iHeartMedia, Inc.
- Class A
50,386
0.0
10,069
(1)
IMAX Corp.
162,816
0.0
10,994
(1)
Integral Ad Science
Holding Corp.
109,610
0.0
8,171  John Wiley & Sons,
Inc. - Class A
311,560
0.1
40,507
(1)
Liberty Latin America
Ltd. - Class C
283,144
0.1
12,674
(1)
Lions Gate
Entertainment Corp.
- Class A
126,106
0.0
27,677
(1)
Lions Gate
Entertainment Corp.
- Class B
257,673
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
229,343
(1)
Lumen Technologies,
Inc.
$ 357,775
0.1
9,033
(1)
Madison Square
Garden Entertainment
Corp.
354,184
0.1
30,863
(1)
Magnite, Inc.
331,777
0.1
5,325
Marcus Corp.
75,935
0.0
5,286
(1)
MediaAlpha, Inc.
- Class A
107,676
0.0
32,592
(1)
Nextdoor Holdings,
Inc.
73,332
0.0
6,517
(1)
Ooma, Inc.
55,590
0.0
11,416
(1)
Outbrain, Inc.
45,093
0.0
21,641
(1)
Playstudios, Inc.
60,162
0.0
9,742
(1)
PubMatic, Inc. - Class
A
231,080
0.1
11,971
(1)
QuinStreet, Inc.
211,408
0.0
5,989
Scholastic Corp.
225,845
0.0
11,301  Shenandoah
Telecommunications
Co.
196,298
0.0
5,523
Shutterstock, Inc.
253,009
0.1
7,411
Sinclair, Inc.
99,826
0.0
6,051
(1)
Sphere Entertainment
Co.
296,983
0.1
3,953
Spok Holdings, Inc.
63,050
0.0
17,892
(1)
Stagwell, Inc.
111,288
0.0
5,812
(1)
TechTarget, Inc.
192,261
0.0
44,320
TEGNA, Inc.
662,141
0.1
22,509  Telephone and Data
Systems, Inc.
360,594
0.1
7,314
(1)
Thryv Holdings, Inc.
162,590
0.0
3,573  Townsquare Media,
Inc. - Class A
39,232
0.0
20,916
(1)
TrueCar, Inc.
70,905
0.0
34,416
(1)
Vimeo, Inc.
140,761
0.0
12,855
(1)
Vivid Seats, Inc.
- Class A
77,002
0.0
11,889
(1)
WideOpenWest, Inc.
43,038
0.0
14,845
(1)
Yelp, Inc.
584,893
0.1
10,311
(1)
Ziff Davis, Inc.
650,006
0.1
15,294
(1)
ZipRecruiter, Inc.
- Class A
175,728
0.0
12,854,865
2.1
Consumer Discretionary : 10.6%
6,078
(1)
1-800-Flowers.com,
Inc. - Class A
65,825
0.0
7,612
Aaron's Co., Inc.
57,090
0.0
10,944
(1)
Abercrombie & Fitch
Co. - Class A
1,371,612
0.2
16,209  Academy Sports &
Outdoors, Inc.
1,094,756
0.2
12,607
(1)
Accel Entertainment,
Inc.
148,637
0.0
6,898  Acushnet Holdings
Corp.
454,923
0.1
20,087
(1)
Adient PLC
661,264
0.1
8,861
(1)
Adtalem Global
Education, Inc.
455,455
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
24,586
(1)
Allbirds, Inc. - Class A
$ 17,065
0.0
25,758
(1)
American Axle
& Manufacturing
Holdings, Inc.
189,579
0.0
40,991  American Eagle
Outfitters, Inc.
1,057,158
0.2
1,299
(1)
America's Car-Mart,
Inc.
82,967
0.0
22,089
(1)
AMMO, Inc.
60,745
0.0
19,638
Arko Corp.
111,937
0.0
4,641
(1)
Asbury Automotive
Group, Inc.
1,094,255
0.2
18,811
(1)
Atmus Filtration
Technologies, Inc.
606,655
0.1
6,603
(1)
Bally's Corp.
92,046
0.0
34,252
(1)
BARK, Inc.
42,472
0.0
6,733
(1)
Beazer Homes USA,
Inc.
220,842
0.0
6,893
Big Lots, Inc.
29,847
0.0
5,030
(1)
BJ's Restaurants, Inc.
181,985
0.0
19,429
Bloomin' Brands, Inc.
557,224
0.1
6,720
(1)
Boot Barn Holdings,
Inc.
639,408
0.1
3,789
(2)
Bowlero Corp. - Class
A
51,909
0.0
9,735
(1)
Brinker International,
Inc.
483,635
0.1
6,916
Buckle, Inc.
278,507
0.1
2,917  Build-A-Bear
Workshop, Inc.
87,131
0.0
7,860
Caleres, Inc.
322,496
0.1
9,524  Camping World
Holdings, Inc. - Class A
265,243
0.1
3,001
Carriage Services, Inc.
81,147
0.0
8,781  Carrols Restaurant
Group, Inc.
83,507
0.0
22,964
(1)
Carvana Co.
2,018,765
0.3
1,876
(1)
Cavco Industries, Inc.
748,637
0.1
6,393  Century Communities,
Inc.
616,924
0.1
10,626  Cheesecake Factory,
Inc.
384,130
0.1
25,566
(1)
Chegg, Inc.
193,535
0.0
2,814
(1)
Children's Place, Inc.
32,474
0.0
4,142
(1)
Chuy's Holdings, Inc.
139,710
0.0
7,270
Clarus Corp.
49,072
0.0
5,639
(1)
ContextLogic, Inc.
- Class A
32,086
0.0
3,665
(1)
Cooper-Standard
Holdings, Inc.
60,692
0.0
29,369
(1)
Coursera, Inc.
411,753
0.1
4,942
(2)
Cracker Barrel Old
Country Store, Inc.
359,432
0.1
11,832
Cricut, Inc. - Class A
56,320
0.0
29,411
Dana, Inc.
373,520
0.1
7,598
(1)
Dave & Buster's
Entertainment, Inc.
475,635
0.1
11,174
(1)
Denny's Corp.
100,119
0.0
9,601  Designer Brands, Inc.
- Class A
104,939
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
15,338
(1)
Destination XL Group,
Inc.
$ 55,217
0.0
763
(2)
Dillard's, Inc. - Class A
359,861
0.1
3,466  Dine Brands Global,
Inc.
161,100
0.0
5,987
(1)
Dorman Products, Inc.
577,087
0.1
5,500
(1)
Dream Finders Homes,
Inc. - Class A
240,515
0.1
6,573
(1)
Duolingo, Inc.
1,449,872
0.3
6,627
(1)
El Pollo Loco Holdings,
Inc.
64,547
0.0
5,181  Ethan Allen Interiors,
Inc.
179,107
0.0
7,969
(1)
European Wax Center,
Inc. - Class A
103,438
0.0
18,884
(1)
Everi Holdings, Inc.
189,784
0.0
22,500
(1)(2)
EVgo, Inc.
56,475
0.0
28,181
(1)
Figs, Inc. - Class A
140,341
0.0
4,696
(1)
First Watch Restaurant
Group, Inc.
115,616
0.0
18,300
Foot Locker, Inc.
521,550
0.1
9,568
(1)
Fox Factory Holding
Corp.
498,206
0.1
18,026
(1)
Frontdoor, Inc.
587,287
0.1
7,747
(1)
Full House Resorts,
Inc.
43,151
0.0
8,574
(1)
Funko, Inc. - Class A
53,502
0.0
2,566
(1)
Genesco, Inc.
72,207
0.0
7,365
(1)
Gentherm, Inc.
424,077
0.1
9,370
(1)
G-III Apparel Group
Ltd.
271,824
0.1
8,629
(1)
Global Business Travel
Group I
51,860
0.0
4,509  Golden Entertainment,
Inc.
166,066
0.0
62,919
(1)
Goodyear Tire &
Rubber Co.
863,878
0.2
28,087
(1)
GoPro, Inc. - Class A
62,634
0.0
795  Graham Holdings Co.
- Class B
610,306
0.1
5,845
(1)
Green Brick Partners,
Inc.
352,044
0.1
3,068  Group 1 Automotive,
Inc.
896,562
0.2
14,303
(1)
GrowGeneration Corp.
40,907
0.0
6,335
(2)
Guess?, Inc.
199,362
0.0
79,109
(1)
Hanesbrands, Inc.
458,832
0.1
3,480  Haverty Furniture Cos.,
Inc.
118,738
0.0
5,327
(1)
Helen of Troy Ltd.
613,883
0.1
2,729
Hibbett, Inc.
209,614
0.0
17,671
(1)
Hilton Grand
Vacations, Inc.
834,248
0.1
13,287
(1)
Holley, Inc.
59,260
0.0
2,904  Hooker Furnishings
Corp.
69,725
0.0
1,095
(1)
Hovnanian Enterprises,
Inc. - Class A
171,849
0.0
5,773
(1)
Inspired Entertainment,
Inc.
56,922
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
5,280  Installed Building
Products, Inc.
$ 1,366,094
0.2
24,136  International Game
Technology PLC
545,232
0.1
5,863
(1)
iRobot Corp.
51,360
0.0
4,421
Jack in the Box, Inc.
302,750
0.1
1,441
(1)
JAKKS Pacific, Inc.
35,593
0.0
1,363  Johnson Outdoors, Inc.
- Class A
62,848
0.0
14,952
KB Home
1,059,798
0.2
12,520
Kontoor Brands, Inc.
754,330
0.1
19,976
(2)
Krispy Kreme, Inc.
304,334
0.1
1,282
(1)
Kura Sushi USA, Inc.
- Class A
147,635
0.0
3,875
(1)
Lands' End, Inc.
42,199
0.0
3,892
(1)
Landsea Homes Corp.
56,551
0.0
10,523
(1)
Latham Group, Inc.
41,671
0.0
30,154  Laureate Education,
Inc.
439,344
0.1
9,845
La-Z-Boy, Inc.
370,369
0.1
5,539
LCI Industries
681,629
0.1
2,499
(1)
Legacy Housing Corp.
53,778
0.0
40,742
(1)
Leslie's, Inc.
264,823
0.1
4,659
(1)
LGI Homes, Inc.
542,168
0.1
10,030
(1)
Life Time Group
Holdings, Inc.
155,666
0.0
20,131
(1)
Light & Wonder, Inc.
2,055,174
0.4
5,523
(1)
Lincoln Educational
Services Corp.
57,053
0.0
7,637
(1)
Lindblad Expeditions
Holdings, Inc.
71,253
0.0
4,984
(1)(2)
Livewire Group, Inc.
36,034
0.0
3,365
(1)
Lovesac Co.
76,049
0.0
60,484
(1)(2)
Luminar Technologies,
Inc.
119,153
0.0
6,017
(1)
M/I Homes, Inc.
820,057
0.1
4,676
(1)
Malibu Boats, Inc.
- Class A
202,377
0.0
4,923
(1)
MarineMax, Inc.
163,739
0.0
3,916
(1)
MasterCraft Boat
Holdings, Inc.
92,888
0.0
12,931
MDC Holdings, Inc.
813,489
0.1
8,054
Meritage Homes Corp.
1,413,155
0.2
11,524
(1)
Modine Manufacturing
Co.
1,096,970
0.2
2,956  Monarch Casino &
Resort, Inc.
221,670
0.0
11,340
(1)(2)
Mondee Holdings, Inc.
26,195
0.0
6,959
Monro, Inc.
219,487
0.0
3,575
Movado Group, Inc.
99,850
0.0
834
Nathan's Famous, Inc.
59,047
0.0
17,817
(1)
National Vision
Holdings, Inc.
394,825
0.1
15,147
(1)
Nerdy, Inc.
44,078
0.0
7,364
(1)
ODP Corp.
390,660
0.1
18,652
(1)
OneSpaWorld
Holdings Ltd.
246,766
0.1
2,781
(1)
OneWater Marine, Inc.
- Class A
78,285
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
10,231
(1)
Overstock.com, Inc.
$ 367,395
0.1
3,393
(2)
Oxford Industries, Inc.
381,373
0.1
7,267
(2)
Papa John's
International, Inc.
483,982
0.1
4,732
Patrick Industries, Inc.
565,332
0.1
15,028  Perdoceo Education
Corp.
263,892
0.1
8,518
(1)
PlayAGS, Inc.
76,492
0.0
10,355
(1)
Portillo's, Inc. - Class A
146,834
0.0
5,808
(1)
Potbelly Corp.
70,335
0.0
12,253
Purple Innovation, Inc.
21,320
0.0
2,029  RCI Hospitality
Holdings, Inc.
117,682
0.0
4,036
(1)
Red Robin Gourmet
Burgers, Inc.
30,916
0.0
10,546  Red Rock Resorts, Inc.
- Class A
630,862
0.1
12,101
Rent-A-Center, Inc.
426,076
0.1
9,255
(1)(2)
Revolve Group, Inc.
195,928
0.0
1,507
Rocky Brands, Inc.
40,885
0.0
15,262
(1)
Rush Street
Interactive, Inc.
99,356
0.0
24,617
(1)
Sally Beauty Holdings,
Inc.
305,743
0.1
5,778
(1)(2)
Savers Value Village,
Inc.
111,400
0.0
8,096
(1)
SeaWorld
Entertainment, Inc.
455,076
0.1
8,434
(1)
Shake Shack, Inc.
- Class A
877,389
0.2
4,230
Shoe Carnival, Inc.
154,987
0.0
9,824
Signet Jewelers Ltd.
983,088
0.2
16,259
(1)
Six Flags
Entertainment Corp.
427,937
0.1
12,138
(1)
Skyline Champion
Corp.
1,031,851
0.2
4,862
(1)
Sleep Number Corp.
77,938
0.0
10,617  Smith & Wesson
Brands, Inc.
184,311
0.0
5,270
(1)
Snap One Holdings
Corp.
45,427
0.0
38,164
(1)(2)
Solid Power, Inc.
77,473
0.0
3,354  Sonic Automotive, Inc.
- Class A
190,977
0.0
27,801
(1)
Sonos, Inc.
529,887
0.1
10,366
(1)
Sportsman's
Warehouse Holdings,
Inc.
32,238
0.0
4,570  Standard Motor
Products, Inc.
153,324
0.0
16,321
Steven Madden Ltd.
690,052
0.1
21,247
(1)
Stitch Fix, Inc. - Class
A
56,092
0.0
6,620
(1)
Stoneridge, Inc.
122,073
0.0
5,148  Strategic Education,
Inc.
536,010
0.1
9,541
(1)
Stride, Inc.
601,560
0.1
3,990  Sturm Ruger & Co.,
Inc.
184,138
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
31,522
(1)
Super Group SGHC
Ltd.
$ 108,751
0.0
21,910
(1)
Sweetgreen, Inc.
- Class A
553,447
0.1
7,713
(1)
Target Hospitality
Corp.
83,840
0.0
22,798
(1)
Taylor Morrison Home
Corp.
1,417,352
0.2
17,845
(1)
ThredUp, Inc. - Class A
35,690
0.0
7,004
(1)
Tilly's, Inc. - Class A
47,627
0.0
32,301
(1)(2)
Topgolf Callaway
Brands Corp.
522,307
0.1
8,932
(1)
Traeger, Inc.
22,598
0.0
21,287
(1)
Tri Pointe Homes, Inc.
822,955
0.1
19,463
(1)
Udemy, Inc.
213,704
0.0
7,561
(1)
Universal Technical
Institute, Inc.
120,522
0.0
14,284
(1)
Urban Outfitters, Inc.
620,211
0.1
6,190
(1)
Vera Bradley, Inc.
42,092
0.0
13,274
(1)
Vista Outdoor, Inc.
435,122
0.1
6,124
(1)
Visteon Corp.
720,244
0.1
17,372
(1)
Vizio Holding Corp.
- Class A
190,050
0.0
2,664
(1)
VOXX International
Corp.
21,738
0.0
19,415
(1)
Warby Parker, Inc.
- Class A
264,238
0.1
654
Winmark Corp.
236,552
0.1
6,447  Winnebago Industries,
Inc.
477,078
0.1
17,926  Wolverine World Wide,
Inc.
200,950
0.0
13,222
(1)
WW International, Inc.
24,461
0.0
5,165
(1)
XPEL, Inc.
279,013
0.1
5,449
(1)
Xponential Fitness,
Inc. - Class A
90,126
0.0
3,980
(1)
Zumiez, Inc.
60,456
0.0
64,541,700
10.6
Consumer Staples : 3.3%
7,417
Andersons, Inc.
425,513
0.1
16,406
(2)
B&G Foods, Inc.
187,685
0.0
18,213
(1)(2)
Beauty Health Co.
80,866
0.0
29,241
(1)
BellRing Brands, Inc.
1,726,096
0.3
12,800
(1)(2)
Beyond Meat, Inc.
105,984
0.0
9,332
(1)(2)
BRC, Inc. - Class A
39,941
0.0
4,054
Calavo Growers, Inc.
112,742
0.0
9,099
Cal-Maine Foods, Inc.
535,476
0.1
13,661
(1)
Central Garden & Pet
Co. - Class A
504,364
0.1
8,076
(1)
Chefs' Warehouse, Inc.
304,142
0.1
1,069  Coca-Cola
Consolidated, Inc.
904,812
0.2
16,632
Dole PLC
198,420
0.0
9,352
(1)
Duckhorn Portfolio,
Inc.
87,067
0.0
12,051
(1)
e.l.f. Beauty, Inc.
2,362,358
0.4
11,057  Edgewell Personal
Care Co.
427,242
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
16,119  Energizer Holdings,
Inc.
$ 474,543
0.1
8,088  Fresh Del Monte
Produce, Inc.
209,560
0.0
20,564
(1)
Hain Celestial Group,
Inc.
161,633
0.0
22,145
(1)
Herbalife Ltd.
222,557
0.0
11,901
(1)
HF Foods Group, Inc.
41,654
0.0
3,363  Ingles Markets, Inc.
- Class A
257,875
0.1
4,089
Inter Parfums, Inc.
574,545
0.1
4,375
(1)
Ispire Technology, Inc.
26,819
0.0
3,392  J & J Snack Foods
Corp.
490,348
0.1
2,128  John B Sanfilippo &
Son, Inc.
225,398
0.0
4,362  Lancaster Colony
Corp.
905,682
0.2
4,419
Limoneira Co.
86,436
0.0
2,260
Medifast, Inc.
86,603
0.0
3,595
MGP Ingredients, Inc.
309,637
0.1
11,580
(1)
Mission Produce, Inc.
137,455
0.0
5,456
(1)
National Beverage
Corp.
258,942
0.1
3,469
(1)
Nature's Sunshine
Products, Inc.
72,051
0.0
10,912  Nu Skin Enterprises,
Inc. - Class A
150,913
0.0
1,172  Oil-Dri Corp. of
America
87,384
0.0
5,814
PriceSmart, Inc.
488,376
0.1
35,260
Primo Water Corp.
642,085
0.1
1,367
(1)
Seneca Foods Corp.
- Class A
77,782
0.0
20,463
(1)
Simply Good Foods
Co.
696,356
0.1
8,433
SpartanNash Co.
170,431
0.0
22,841
(1)
Sprouts Farmers
Market, Inc.
1,472,788
0.3
21,114
(1)
SunOpta, Inc.
145,053
0.0
11,584
(1)
TreeHouse Foods, Inc.
451,197
0.1
4,198  Turning Point Brands,
Inc.
123,001
0.0
13,085
(1)
United Natural Foods,
Inc.
150,347
0.0
5,499
Universal Corp.
284,408
0.1
2,542
(1)
USANA Health
Sciences, Inc.
123,287
0.0
16,554
Utz Brands, Inc.
305,256
0.1
33,569
Vector Group Ltd.
367,916
0.1
7,387
(1)
Vita Coco Co., Inc.
180,464
0.0
7,102
(1)
Vital Farms, Inc.
165,122
0.0
7,336
(1)
Waldencast PLC
- Class A
47,684
0.0
3,027
WD-40 Co.
766,769
0.1
3,945
Weis Markets, Inc.
254,058
0.0
6,551
(1)(2)
Westrock Coffee Co.
67,672
0.0
19,762,795
3.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy : 7.1%
8,927
(1)
Amplify Energy Corp.
$ 59,007
0.0
31,304
Archrock, Inc.
615,750
0.1
9,670  Ardmore Shipping
Corp.
158,781
0.0
4,183
(2)
Atlas Energy Solutions,
Inc.
94,619
0.0
18,461
Berry Corp.
148,611
0.0
50,411
Borr Drilling Ltd.
345,315
0.1
5,549
(1)
Bristow Group, Inc.
150,933
0.0
14,713
Cactus, Inc. - Class A
736,974
0.1
15,618  California Resources
Corp.
860,552
0.2
2,729
(1)
Centrus Energy Corp.
- Class A
113,335
0.0
43,573
ChampionX Corp.
1,563,835
0.3
9,224
Chord Energy Corp.
1,644,086
0.3
18,059
Civitas Resources, Inc.
1,370,859
0.2
38,707
(1)
Clean Energy Fuels
Corp.
103,735
0.0
34,923
(1)(2)
CNX Resources Corp.
828,374
0.1
20,597  Comstock Resources,
Inc.
191,140
0.0
6,944
CONSOL Energy, Inc.
581,629
0.1
10,865
Core Laboratories, Inc.
185,574
0.0
16,540  Crescent Energy Co.
- Class A
196,826
0.0
6,629
CVR Energy, Inc.
236,390
0.0
14,461  Delek US Holdings,
Inc.
444,531
0.1
30,840
DHT Holdings, Inc.
354,660
0.1
23,297
(1)
Diamond Offshore
Drilling, Inc.
317,771
0.1
4,493
(1)
DMC Global, Inc.
87,569
0.0
7,735
Dorian LPG Ltd.
297,488
0.1
8,124
(1)
Dril-Quip, Inc.
183,034
0.0
3,443
(1)
Empire Petroleum
Corp.
17,594
0.0
34,812
(1)
Encore Energy Corp.
152,477
0.0
35,581
(1)(2)
Energy Fuels, Inc./
Canada
223,804
0.0
97,391  Equitrans Midstream
Corp.
1,216,414
0.2
7,521  Evolution Petroleum
Corp.
46,179
0.0
4,214  Excelerate Energy, Inc.
- Class A
67,508
0.0
20,568
(1)
Expro Group Holdings
NV
410,743
0.1
6,777
FLEX LNG Ltd.
172,339
0.0
2,778
(1)
Forum Energy
Technologies, Inc.
55,504
0.0
57,511
(1)(2)
Gevo, Inc.
44,209
0.0
22,480
Golar LNG Ltd.
540,869
0.1
7,040  Granite Ridge
Resources, Inc.
45,760
0.0
13,115
(1)
Green Plains, Inc.
303,219
0.1
2,491
(1)
Gulfport Energy Corp.
398,859
0.1
6,021
(1)
Hallador Energy Co.
32,092
0.0
33,001
(1)
Helix Energy Solutions
Group, Inc.
357,731
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
21,757  Helmerich & Payne,
Inc.
$ 915,099
0.2
2,838
HighPeak Energy, Inc.
44,755
0.0
9,323  International Seaways,
Inc.
495,984
0.1
8,141
Kinetik Holdings, Inc.
324,582
0.1
3,177  Kodiak Gas Services,
Inc.
86,859
0.0
103,097
(1)
Kosmos Energy Ltd.
614,458
0.1
36,711
Liberty Energy, Inc.
760,652
0.1
39,609
(2)
Magnolia Oil & Gas
Corp. - Class A
1,027,853
0.2
25,386  Matador Resources
Co.
1,695,023
0.3
32,449
Murphy Oil Corp.
1,482,919
0.3
2,034
(1)
Nabors Industries Ltd.
175,188
0.0
18,040
(1)
Newpark Resources,
Inc.
130,249
0.0
17,722
(1)
NextDecade Corp.
100,661
0.0
25,055
Noble Corp. PLC
1,214,917
0.2
46,482  Nordic American
Tankers Ltd.
182,209
0.0
18,907  Northern Oil and Gas,
Inc.
750,230
0.1
23,208
(1)
Oceaneering
International, Inc.
543,067
0.1
14,739
(1)
Oil States International,
Inc.
90,792
0.0
14,926  Overseas Shipholding
Group, Inc. - Class A
95,526
0.0
12,591
(1)
Par Pacific Holdings,
Inc.
466,622
0.1
78,857  Patterson-UTI Energy,
Inc.
941,553
0.2
24,670  PBF Energy, Inc.
- Class A
1,420,252
0.2
25,273
(2)
Peabody Energy Corp.
613,123
0.1
97,116  Permian Resources
Corp.
1,715,069
0.3
5,827
(1)
ProFrac Holding Corp.
- Class A
48,714
0.0
21,895
(1)
ProPetro Holding Corp.
176,912
0.0
3,677
(1)
REX American
Resources Corp.
215,877
0.0
2,089  Riley Exploration
Permian, Inc.
68,937
0.0
27,115
(1)
Ring Energy, Inc.
53,145
0.0
19,147
RPC, Inc.
148,198
0.0
7,415  SandRidge Energy,
Inc.
108,037
0.0
10,726
Scorpio Tankers, Inc.
767,445
0.1
6,032
(1)
SEACOR Marine
Holdings, Inc.
84,086
0.0
10,503
(1)
Seadrill Ltd.
528,301
0.1
18,382  Select Water Solutions,
Inc.
169,666
0.0
26,845
SFL Corp. Ltd.
353,817
0.1
4,442
(1)
SilverBow Resources,
Inc.
151,650
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
18,961  Sitio Royalties Corp.
- Class A
$ 468,716
0.1
26,083
SM Energy Co.
1,300,238
0.2
7,161  Solaris Oilfield
Infrastructure, Inc.
- Class A
62,086
0.0
30,876
(1)
Talos Energy, Inc.
430,103
0.1
14,597
(1)
Teekay Corp.
106,266
0.0
5,468  Teekay Tankers Ltd.
- Class A
319,386
0.1
129,680
(1)(2)
Tellurian, Inc.
85,770
0.0
28,992
(1)
TETRA Technologies,
Inc.
128,435
0.0
10,451
(1)
Tidewater, Inc.
961,492
0.2
85,752
(1)
Uranium Energy Corp.
578,826
0.1
17,655
(1)
US Silica Holdings,
Inc.
219,099
0.0
25,791
VAALCO Energy, Inc.
179,763
0.0
13,258
(1)
Valaris Ltd.
997,797
0.2
16,542
(1)
Vertex Energy, Inc.
23,159
0.0
4,864
(1)
Vital Energy, Inc.
255,555
0.1
5,876
Vitesse Energy, Inc.
139,437
0.0
23,974
W&T Offshore, Inc.
63,531
0.0
15,858
(1)
Weatherford
International PLC
1,830,330
0.3
13,647  World Fuel Services
Corp.
360,963
0.1
43,230,058
7.1
Financials : 15.5%
4,122
1st Source Corp.
216,075
0.0
2,102
ACNB Corp.
79,035
0.0
4,458
Alerus Financial Corp.
97,318
0.0
5,259
(1)
AlTi Global, Inc.
29,766
0.0
4,193  Amalgamated
Financial Corp.
100,632
0.0
4,348
(2)
A-Mark Precious
Metals, Inc.
133,440
0.0
10,381
(1)
Ambac Financial
Group, Inc.
162,255
0.0
6,640
Amerant Bancorp, Inc.
154,646
0.0
4,891
(1)
American Coastal
Insurance Corp.
52,285
0.0
17,072
(1)
American Equity
Investment Life
Holding Co.
959,788
0.2
2,841  American National
Bankshares, Inc.
135,686
0.0
14,741
Ameris Bancorp
713,170
0.1
4,508
AMERISAFE, Inc.
226,166
0.0
33,158  Apollo Commercial
Real Estate Finance,
Inc.
369,380
0.1
41,646
(2)
Arbor Realty Trust, Inc.
551,810
0.1
11,169
(2)
Ares Commercial Real
Estate Corp.
83,209
0.0
10,046
(2)
ARMOUR Residential
REIT, Inc.
198,609
0.0
3,744
Arrow Financial Corp.
93,675
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
13,478  Artisan Partners Asset
Management, Inc.
- Class A
$ 616,888
0.1
5,140
(1)
AssetMark Financial
Holdings, Inc.
182,007
0.0
33,301
Associated Banc-Corp.
716,305
0.1
17,131  Atlantic Union
Bankshares Corp.
604,896
0.1
33,898
(1)
AvidXchange Holdings,
Inc.
445,759
0.1
12,357
(1)
Axos Financial, Inc.
667,772
0.1
4,711
(2)
B Riley Financial, Inc.
99,732
0.0
29,756
Banc of California, Inc.
452,589
0.1
5,091
BancFirst Corp.
448,161
0.1
6,801  Banco
Latinoamericano de
Comercio Exterior SA
- Class E
201,446
0.0
11,615
(1)
Bancorp, Inc.
388,638
0.1
2,320
(2)
Bank First Corp.
201,074
0.0
8,751
Bank of Hawaii Corp.
545,975
0.1
4,376
Bank of Marin Bancorp
73,386
0.0
11,169  Bank of NT Butterfield
& Son Ltd.
357,296
0.1
16,802
BankUnited, Inc.
470,456
0.1
7,892
Banner Corp.
378,816
0.1
4,140  Bar Harbor
Bankshares
109,627
0.0
10,392  Berkshire Hills
Bancorp, Inc.
238,185
0.0
80,504  BGC Group, Inc.
- Class A
625,516
0.1
39,034
(2)
Blackstone Mortgage
Trust, Inc. - Class A
777,167
0.1
7,665
(1)
Blue Foundry Bancorp
71,744
0.0
11,320  Bread Financial
Holdings, Inc.
421,557
0.1
5,548
(1)
Bridgewater
Bancshares, Inc.
64,579
0.0
7,129  Brightsphere
Investment Group, Inc.
162,826
0.0
29,587  BrightSpire Capital,
Inc.
203,854
0.0
21,032
Brookline Bancorp, Inc.
209,479
0.0
13,760
(1)
BRP Group, Inc.
- Class A
398,214
0.1
1,684  Burke & Herbert
Financial Services
Corp.
94,355
0.0
6,257  Business First
Bancshares, Inc.
139,406
0.0
6,453
Byline Bancorp, Inc.
140,159
0.0
40,578
Cadence Bank
1,176,762
0.2
1,833
Cambridge Bancorp
124,937
0.0
3,672  Camden National
Corp.
123,085
0.0
15,437
(1)
Cannae Holdings, Inc.
343,319
0.1
13,535
(1)
Cantaloupe, Inc.
87,030
0.0
3,625  Capital City Bank
Group, Inc.
100,413
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
30,621  Capitol Federal
Financial, Inc.
$ 182,501
0.0
4,985  Capstar Financial
Holdings, Inc.
100,199
0.0
6,450
(1)
Carter Bankshares,
Inc.
81,528
0.0
3,359  Cass Information
Systems, Inc.
161,803
0.0
15,728  Cathay General
Bancorp
594,990
0.1
6,438  Central Pacific
Financial Corp.
127,150
0.0
4,441  Chicago Atlantic Real
Estate Finance, Inc.
70,035
0.0
52,354  Chimera Investment
Corp.
241,352
0.0
4,107  Citizens & Northern
Corp.
77,129
0.0
1,174  Citizens Financial
Services, Inc.
57,761
0.0
3,509
City Holding Co.
365,708
0.1
4,825  Civista Bancshares,
Inc.
74,209
0.0
21,362  Claros Mortgage Trust,
Inc.
208,493
0.0
5,628
CNB Financial Corp.
114,755
0.0
25,280  CNO Financial Group,
Inc.
694,694
0.1
2,712
(1)
Coastal Financial
Corp.
105,415
0.0
5,775
Cohen & Steers, Inc.
444,040
0.1
7,427
(1)
Columbia Financial,
Inc.
127,819
0.0
11,960  Community Bank
System, Inc.
574,439
0.1
3,942  Community Trust
Bancorp, Inc.
168,126
0.0
14,933  Compass Diversified
Holdings
359,437
0.1
9,004  ConnectOne Bancorp,
Inc.
175,578
0.0
11,358
(1)
CrossFirst Bankshares,
Inc.
157,195
0.0
6,487
(1)
Customers Bancorp,
Inc.
344,200
0.1
30,071
CVB Financial Corp.
536,467
0.1
679  Diamond Hill
Investment Group, Inc.
104,681
0.0
8,471  Dime Community
Bancshares, Inc.
163,151
0.0
5,574
(1)
Donnelley Financial
Solutions, Inc.
345,644
0.1
12,094
Dynex Capital, Inc.
150,570
0.0
6,815
Eagle Bancorp, Inc.
160,084
0.0
35,096  Eastern Bankshares,
Inc.
483,623
0.1
6,452
(1)
eHealth, Inc.
38,906
0.0
16,609
(2)
Ellington Financial, Inc.
196,152
0.0
6,179  Employers Holdings,
Inc.
280,465
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
6,657
Enact Holdings, Inc.
$ 207,565
0.0
5,336
(1)
Encore Capital Group,
Inc.
243,375
0.0
6,503
(1)
Enova International,
Inc.
408,583
0.1
2,660
(1)
Enstar Group Ltd.
826,622
0.1
2,853  Enterprise Bancorp,
Inc.
74,092
0.0
8,727  Enterprise Financial
Services Corp.
353,967
0.1
3,659  Equity Bancshares,
Inc. - Class A
125,760
0.0
1,785  Esquire Financial
Holdings, Inc.
84,734
0.0
23,261
Essent Group Ltd.
1,384,262
0.2
4,228  F&G Annuities & Life,
Inc.
171,445
0.0
3,505  Farmers & Merchants
Bancorp, Inc./Archbold
OH
78,126
0.0
9,652  Farmers National Banc
Corp.
128,951
0.0
8,381
FB Financial Corp.
315,628
0.1
2,076  Federal Agricultural
Mortgage Corp. - Class
C
408,723
0.1
11,633  Fidelis Insurance
Holdings Ltd.
226,611
0.0
1,339  Fidelity D&D Bancorp,
Inc.
64,848
0.0
4,151  Financial Institutions,
Inc.
78,122
0.0
3,299
First Bancorp, Inc.
81,287
0.0
37,507  First BanCorp/Puerto
Rico
657,873
0.1
9,504  First Bancorp/Southern
Pines NC
343,284
0.1
7,313
First Bancshares, Inc.
189,772
0.0
12,733
First Busey Corp.
306,229
0.1
24,211  First Commonwealth
Financial Corp.
337,017
0.1
4,737  First Community
Bankshares, Inc.
164,042
0.0
21,772
First Financial Bancorp
488,128
0.1
29,316  First Financial
Bankshares, Inc.
961,858
0.2
3,031
First Financial Corp.
116,178
0.0
11,223
First Foundation, Inc.
84,734
0.0
18,660  First Interstate
BancSystem, Inc.
- Class A
507,739
0.1
13,666
First Merchants Corp.
476,943
0.1
5,346  First Mid Bancshares,
Inc.
174,707
0.0
5,651  First of Long Island
Corp.
62,670
0.0
8,464  FirstCash Holdings,
Inc.
1,079,499
0.2
3,761
Five Star Bancorp
84,623
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
7,044  Flushing Financial
Corp.
$ 88,825
0.0
24,014
(1)
Flywire Corp.
595,787
0.1
27,514
(1)
Forge Global Holdings,
Inc.
53,102
0.0
20,333  Franklin BSP Realty
Trust, Inc.
271,649
0.1
35,534
Fulton Financial Corp.
564,635
0.1
9,913  GCM Grosvenor, Inc.
- Class A
95,760
0.0
102,565
(1)
Genworth Financial,
Inc. - Class A
659,493
0.1
7,001  German American
Bancorp, Inc.
242,515
0.0
24,937
Glacier Bancorp, Inc.
1,004,462
0.2
4,910
(1)
Goosehead Insurance,
Inc. - Class A
327,104
0.1
14,141  Granite Point Mortgage
Trust, Inc.
67,453
0.0
2,438  Great Southern
Bancorp, Inc.
133,651
0.0
10,325
(1)
Green Dot Corp.
- Class A
96,332
0.0
1,964  Greene County
Bancorp, Inc.
56,544
0.0
7,261
(1)
Greenlight Capital Re
Ltd. - Class A
90,545
0.0
8,130  Hamilton Lane, Inc.
- Class A
916,739
0.2
19,381  Hancock Whitney
Corp.
892,301
0.2
7,373
Hanmi Financial Corp.
117,378
0.0
24,046  Hannon Armstrong
Sustainable
Infrastructure Capital,
Inc.
682,906
0.1
10,626  HarborOne Bancorp,
Inc.
113,273
0.0
1,481
HCI Group, Inc.
171,914
0.0
9,926  Heartland Financial
USA, Inc.
348,899
0.1
13,849  Heritage Commerce
Corp.
118,824
0.0
8,261  Heritage Financial
Corp.
160,181
0.0
10,372
Hilltop Holdings, Inc.
324,851
0.1
373
(2)
Hingham Institution For
Savings The
65,074
0.0
2,537
(1)(2)
Hippo Holdings, Inc.
46,351
0.0
2,109
Home Bancorp, Inc.
80,796
0.0
41,654  Home BancShares,
Inc.
1,023,439
0.2
4,078
HomeStreet, Inc.
61,374
0.0
4,269  HomeTrust
Bancshares, Inc.
116,714
0.0
27,104
Hope Bancorp, Inc.
311,967
0.1
9,631  Horace Mann
Educators Corp.
356,251
0.1
10,560
Horizon Bancorp, Inc.
135,485
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
10,030  Independent Bank
Corp.
$ 521,761
0.1
5,235  Independent Bank
Corp. Michigan
132,707
0.0
8,326  Independent Bank
Group, Inc.
380,082
0.1
12,167  International
Bancshares Corp.
683,055
0.1
7,293
(1)
International Money
Express, Inc.
166,499
0.0
9,179  Invesco Mortgage
Capital, Inc.
88,853
0.0
17,778  Jackson Financial, Inc.
- Class A
1,175,837
0.2
8,304  James River Group
Holdings Ltd.
77,227
0.0
3,128  John Marshall
Bancorp, Inc.
56,054
0.0
13,853
Kearny Financial Corp.
89,213
0.0
13,676  KKR Real Estate
Finance Trust, Inc.
137,581
0.0
27,117
Ladder Capital Corp.
301,812
0.1
15,534
Lakeland Bancorp, Inc.
187,961
0.0
5,769  Lakeland Financial
Corp.
382,600
0.1
11,285
(1)(2)
Lemonade, Inc.
185,187
0.0
24,291
(1)
LendingClub Corp.
213,518
0.0
2,432
(1)
LendingTree, Inc.
102,971
0.0
7,755  Live Oak Bancshares,
Inc.
321,910
0.1
8,423
Macatawa Bank Corp.
82,461
0.0
26,105
(1)
Maiden Holdings Ltd.
58,736
0.0
106,755
(1)
Marqeta, Inc. - Class A
636,260
0.1
10,731
MBIA, Inc.
72,542
0.0
4,055
Mercantile Bank Corp.
156,077
0.0
3,692
Merchants Bancorp
159,421
0.0
6,226
Mercury General Corp.
321,262
0.1
5,389  Metrocity Bankshares,
Inc.
134,509
0.0
2,417
(1)
Metropolitan Bank
Holding Corp.
93,055
0.0
23,340
MFA Financial, Inc.
266,309
0.1
4,054  Mid Penn Bancorp,
Inc.
81,121
0.0
2,233
Middlefield Banc Corp.
53,324
0.0
5,626  Midland States
Bancorp, Inc.
141,381
0.0
4,062  MidWestOne Financial
Group, Inc.
95,213
0.0
14,894
Moelis & Co. - Class A
845,532
0.1
14,428
(1)
Mr Cooper Group, Inc.
1,124,663
0.2
2,958
MVB Financial Corp.
65,993
0.0
8,700  National Bank Holdings
Corp. - Class A
313,809
0.1
509  National Western Life
Group, Inc. - Class A
250,408
0.1
18,727
Navient Corp.
325,850
0.1
10,739
NBT Bancorp, Inc.
393,907
0.1
3,010
Nelnet, Inc. - Class A
284,896
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
7,452
(1)
NerdWallet, Inc.
- Class A
$ 109,544
0.0
21,428  New York Mortgage
Trust, Inc.
154,282
0.0
5,947
NewtekOne, Inc.
65,417
0.0
3,133  Nicolet Bankshares,
Inc.
269,407
0.1
18,148
(1)
NMI Holdings, Inc.
- Class A
586,906
0.1
1,939
Northeast Bank
107,304
0.0
10,230  Northfield Bancorp,
Inc.
99,436
0.0
29,265  Northwest Bancshares,
Inc.
340,937
0.1
2,077  Norwood Financial
Corp.
56,515
0.0
13,816  OceanFirst Financial
Corp.
226,721
0.0
1,878
(1)
Ocwen Financial Corp.
50,725
0.0
10,870
OFG Bancorp
400,125
0.1
64,788
Old National Bancorp
1,127,959
0.2
10,639  Old Second Bancorp,
Inc.
147,244
0.0
22,542
(1)
Open Lending Corp.
141,113
0.0
1,294  Orange County
Bancorp, Inc.
59,524
0.0
9,659
(2)
Orchid Island Capital,
Inc.
86,255
0.0
7,221
Origin Bancorp, Inc.
225,584
0.0
35,664
(1)
Oscar Health, Inc.
- Class A
530,324
0.1
9,619
P10, Inc. - Class A
80,992
0.0
21,417  Pacific Premier
Bancorp, Inc.
514,008
0.1
44,948
(1)
Pagseguro Digital Ltd.
- Class A
641,857
0.1
5,632
(1)
Palomar Holdings, Inc.
472,131
0.1
3,381
Park National Corp.
459,309
0.1
5,909  Pathward Financial,
Inc.
298,286
0.1
12,519  Patria Investments Ltd.
- Class A
185,782
0.0
60,646
(1)
Payoneer Global, Inc.
294,740
0.1
7,243
(1)
Paysafe Ltd.
114,367
0.0
4,315  Peapack-Gladstone
Financial Corp.
104,984
0.0
5,669  PennyMac Financial
Services, Inc.
516,389
0.1
20,471  PennyMac Mortgage
Investment Trust
300,514
0.1
8,423
Peoples Bancorp, Inc.
249,405
0.1
2,083  Peoples Financial
Services Corp.
89,798
0.0
9,435  Perella Weinberg
Partners
133,317
0.0
3,851
Piper Sandler Cos.
764,385
0.1
5,218  PJT Partners, Inc.
- Class A
491,849
0.1
1,760
Plumas Bancorp
64,750
0.0
8,864
(1)
PRA Group, Inc.
231,173
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
3,086  Preferred Bank/Los
Angeles CA
$ 236,912
0.0
8,637  Premier Financial
Corp.
175,331
0.0
12,108
ProAssurance Corp.
155,709
0.0
10,156
PROG Holdings, Inc.
349,773
0.1
17,063  Provident Financial
Services, Inc.
248,608
0.1
4,088
QCR Holdings, Inc.
248,305
0.1
34,173
Radian Group, Inc.
1,143,770
0.2
36,754
Ready Capital Corp.
335,564
0.1
1,455  Red River Bancshares,
Inc.
72,444
0.0
26,953
Redwood Trust, Inc.
171,691
0.0
2,050  Regional Management
Corp.
49,630
0.0
30,239
(1)
Remitly Global, Inc.
627,157
0.1
13,012
Renasant Corp.
407,536
0.1
2,334  Republic Bancorp, Inc.
- Class A
119,034
0.0
9,168
S&T Bancorp, Inc.
294,109
0.1
3,424  Safety Insurance
Group, Inc.
281,419
0.1
10,504  Sandy Spring Bancorp,
Inc.
243,483
0.0
19,242  Seacoast Banking
Corp. of Florida
488,554
0.1
13,546  Selective Insurance
Group, Inc.
1,478,817
0.3
30,395
(1)
Selectquote, Inc.
60,790
0.0
11,572  ServisFirst
Bancshares, Inc.
767,918
0.1
28,262  Simmons First National
Corp. - Class A
549,979
0.1
16,193
(1)
SiriusPoint Ltd.
205,813
0.0
5,488
(1)
Skyward Specialty
Insurance Group, Inc.
205,306
0.0
4,792
SmartFinancial, Inc.
100,967
0.0
2,269
(1)
Southern First
Bancshares, Inc.
72,063
0.0
2,563  Southern Missouri
Bancorp, Inc.
112,029
0.0
6,863  Southside Bancshares,
Inc.
200,605
0.0
16,826
SouthState Corp.
1,430,715
0.2
11,671
Stellar Bancorp, Inc.
284,306
0.1
12,113  StepStone Group, Inc.
- Class A
432,919
0.1
6,135  Stewart Information
Services Corp.
399,143
0.1
6,488  Stock Yards Bancorp,
Inc.
317,328
0.1
65,229
(1)
StoneCo Ltd. - Class A
1,083,454
0.2
6,129
(1)
StoneX Group, Inc.
430,624
0.1
10,529
(1)
Texas Capital
Bancshares, Inc.
648,060
0.1
3,608
(1)
Third Coast
Bancshares, Inc.
72,232
0.0
5,655
Tiptree, Inc.
97,718
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
3,411  Tompkins Financial
Corp.
$ 171,539
0.0
16,480  Towne Bank/
Portsmouth VA
462,429
0.1
16,839  TPG RE Finance Trust,
Inc.
129,997
0.0
7,456
TriCo Bancshares
274,232
0.1
5,106
(1)
Triumph Financial, Inc.
405,008
0.1
8,909
(1)(2)
Trupanion, Inc.
245,977
0.1
4,774  TrustCo Bank Corp.
NY
134,436
0.0
14,185
Trustmark Corp.
398,740
0.1
21,461  Two Harbors
Investment Corp.
284,144
0.1
9,916
UMB Financial Corp.
862,593
0.2
28,927  United Bankshares,
Inc.
1,035,297
0.2
25,903  United Community
Banks, Inc.
681,767
0.1
5,189
United Fire Group, Inc.
112,965
0.0
5,919  Universal Insurance
Holdings, Inc.
120,274
0.0
7,521
Univest Financial Corp.
156,587
0.0
16,459
(1)(2)
Upstart Holdings, Inc.
442,583
0.1
96,126  Valley National
Bancorp
765,163
0.1
12,090
Veritex Holdings, Inc.
247,724
0.1
5,796  Victory Capital
Holdings, Inc. - Class A
245,924
0.0
1,542  Virtus Investment
Partners, Inc.
382,385
0.1
7,132
Walker & Dunlop, Inc.
720,760
0.1
15,549  Washington Federal,
Inc.
451,387
0.1
4,171  Washington Trust
Bancorp, Inc.
112,116
0.0
5,278  Waterstone Financial,
Inc.
64,233
0.0
13,399
WesBanco, Inc.
399,424
0.1
4,815
West BanCorp, Inc.
85,851
0.0
6,038
Westamerica BanCorp
295,137
0.1
32,085
WisdomTree, Inc.
294,861
0.1
896
(1)
World Acceptance
Corp.
129,902
0.0
13,683
WSFS Financial Corp.
617,651
0.1
93,865,041
15.5
Health Care : 15.1%
73,398
(1)
23andMe Holding Co.
- Class A
39,048
0.0
10,896
(1)(2)
2seventy bio, Inc.
58,294
0.0
9,140
(1)
4D Molecular
Therapeutics, Inc.
291,200
0.1
17,112
(1)
89bio, Inc.
199,184
0.0
27,362
(1)
ACADIA
Pharmaceuticals, Inc.
505,923
0.1
15,152
(1)
Accolade, Inc.
158,793
0.0
23,906
(1)
Accuray, Inc.
59,048
0.0
15,666
(1)
ACELYRIN, Inc.
105,745
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,855
(1)(2)
Actinium
Pharmaceuticals, Inc.
$ 53,675
0.0
21,636
(1)
AdaptHealth Corp.
249,030
0.1
25,584
(1)
Adaptive
Biotechnologies Corp.
82,125
0.0
3,644
(1)
Addus HomeCare
Corp.
376,571
0.1
13,928
(1)
Adicet Bio, Inc.
32,731
0.0
48,783
(1)
ADMA Biologics, Inc.
321,968
0.1
2,548
(1)
Aerovate Therapeutics,
Inc.
75,344
0.0
88,944
(1)
Agenus, Inc.
51,588
0.0
6,586
(1)
Agiliti, Inc.
66,650
0.0
12,643
(1)
Agios
Pharmaceuticals, Inc.
369,681
0.1
13,381
(1)
Akero Therapeutics,
Inc.
338,004
0.1
11,517
(1)
Aldeyra Therapeutics,
Inc.
37,661
0.0
15,470
(1)
Alector, Inc.
93,129
0.0
19,252
(1)
Alignment Healthcare,
Inc.
95,490
0.0
37,354
(1)
Alkermes PLC
1,011,173
0.2
16,752
(1)
Allakos, Inc.
21,108
0.0
21,262
(1)
Allogene Therapeutics,
Inc.
95,041
0.0
20,379
(1)
Alphatec Holdings, Inc.
281,026
0.1
8,416
(1)
Alpine Immune
Sciences, Inc.
333,610
0.1
12,168
(1)
Altimmune, Inc.
123,870
0.0
5,930
(1)
ALX Oncology
Holdings, Inc.
66,119
0.0
61,018
(1)
American Well Corp.
- Class A
49,467
0.0
64,508
(1)
Amicus Therapeutics,
Inc.
759,904
0.1
8,560
(1)
AMN Healthcare
Services, Inc.
535,086
0.1
27,696
(1)
Amneal
Pharmaceuticals, Inc.
167,838
0.0
8,611
(1)
Amphastar
Pharmaceuticals, Inc.
378,109
0.1
12,019
(1)
Amylyx
Pharmaceuticals, Inc.
34,134
0.0
4,193
(1)
AnaptysBio, Inc.
94,426
0.0
17,031
(1)(2)
Anavex Life Sciences
Corp.
86,688
0.0
9,350
(1)
AngioDynamics, Inc.
54,884
0.0
3,299
(1)
ANI Pharmaceuticals,
Inc.
228,060
0.1
3,530
(1)
Anika Therapeutics,
Inc.
89,662
0.0
14,822
(1)
Annexon, Inc.
106,274
0.0
9,165
(1)(2)
Apogee Therapeutics,
Inc.
609,014
0.1
9,886
(1)
Apollo Medical
Holdings, Inc.
415,113
0.1
30,274
(1)
Arbutus Biopharma
Corp.
78,107
0.0
8,704
(1)
Arcellx, Inc.
605,363
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,275
(1)
Arcturus Therapeutics
Holdings, Inc.
$ 178,137
0.0
12,278
(1)
Arcus Biosciences, Inc.
231,809
0.1
17,882
(1)
Arcutis
Biotherapeutics, Inc.
177,211
0.0
52,291
(1)
Ardelyx, Inc.
381,724
0.1
1,577
(1)
ArriVent Biopharma,
Inc.
28,165
0.0
26,327
(1)
Arrowhead
Pharmaceuticals, Inc.
752,952
0.1
6,011
(1)(2)
ARS Pharmaceuticals,
Inc.
61,432
0.0
9,002
(1)
Artivion, Inc.
190,482
0.0
11,149
(1)
Arvinas, Inc.
460,231
0.1
21,839
(1)
Assertio Holdings, Inc.
20,950
0.0
10,852
(1)
Astria Therapeutics,
Inc.
152,742
0.0
24,448
(1)
Atara Biotherapeutics,
Inc.
16,967
0.0
19,651
(1)
Atea Pharmaceuticals,
Inc.
79,390
0.0
10,548
(1)
AtriCure, Inc.
320,870
0.1
323
Atrion Corp.
149,727
0.0
6,851
(1)
Aura Biosciences, Inc.
53,780
0.0
30,199
(1)
Aurinia
Pharmaceuticals, Inc.
151,297
0.0
10,420
(1)
Avanos Medical, Inc.
207,462
0.0
13,040
(1)
Aveanna Healthcare
Holdings, Inc.
32,470
0.0
13,971
(1)
Avid Bioservices, Inc.
93,606
0.0
16,857
(1)
Avidity Biosciences,
Inc.
430,191
0.1
5,929
(1)
Avita Medical, Inc.
95,042
0.0
8,829
(1)
Axogen, Inc.
71,250
0.0
11,046
(1)
Axonics, Inc.
761,843
0.1
8,099
(1)
Axsome Therapeutics,
Inc.
646,300
0.1
16,441
(1)
Beam Therapeutics,
Inc.
543,211
0.1
11,072
(1)
BioAtla, Inc.
38,088
0.0
43,248
(1)(2)
BioCryst
Pharmaceuticals, Inc.
219,700
0.1
15,456
(1)
Biohaven Ltd.
845,289
0.2
7,847
(1)
BioLife Solutions, Inc.
145,562
0.0
4,384
(1)(2)
Biomea Fusion, Inc.
65,541
0.0
41,526
(1)
Bluebird Bio, Inc.
53,153
0.0
13,729
(1)
Blueprint Medicines
Corp.
1,302,333
0.2
25,864
(1)
Bridgebio Pharma, Inc.
799,715
0.1
9,191
(1)
BrightSpring Health
Services, Inc.
99,906
0.0
42,829
(1)
Brookdale Senior
Living, Inc.
283,100
0.1
30,604
(1)
Butterfly Network, Inc.
33,052
0.0
7,728
(1)
Cabaletta Bio, Inc.
131,840
0.0
11,823
(1)
CareDx, Inc.
125,206
0.0
4,618
(1)
Cargo Therapeutics,
Inc.
103,074
0.0
18,450
(1)
Caribou Biosciences,
Inc.
94,833
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,673
(1)(2)
Carisma Therapeutics,
Inc.
$ 15,148
0.0
31,066
(1)(3)(4)
Cartesian
Therapeutics, Inc. CVR
5,592
0.0
9,024
(1)
Cassava Sciences,
Inc.
183,097
0.0
5,650
(1)
Castle Biosciences,
Inc.
125,147
0.0
23,357
(1)
Catalyst
Pharmaceuticals, Inc.
372,311
0.1
4,164
(1)
Celcuity, Inc.
89,942
0.0
13,496
(1)(2)
Celldex Therapeutics,
Inc.
566,427
0.1
6,331
(1)
Century Therapeutics,
Inc.
26,464
0.0
15,680
(1)
Cerevel Therapeutics
Holdings, Inc.
662,794
0.1
40,616
(1)
Cerus Corp.
76,764
0.0
4,787
(1)
CG oncology, Inc.
210,149
0.0
32,220
(1)
Citius
Pharmaceuticals, Inc.
28,911
0.0
5,368
(1)
ClearPoint Neuro, Inc.
36,502
0.0
15,312
(1)
Codexis, Inc.
53,439
0.0
18,538
(1)
Cogent Biosciences,
Inc.
124,575
0.0
21,792
(1)(2)
Coherus Biosciences,
Inc.
52,083
0.0
7,581
(1)
Collegium
Pharmaceutical, Inc.
294,294
0.1
27,019
(1)
Community Health
Systems, Inc.
94,566
0.0
23,209
(1)
Compass
Therapeutics, Inc.
45,954
0.0
3,751
(1)
Computer Programs
and Systems, Inc.
34,584
0.0
6,818
CONMED Corp.
545,985
0.1
18,294
(1)
Corcept Therapeutics,
Inc.
460,826
0.1
13,755
(1)(2)
CorMedix, Inc.
58,321
0.0
1,997
(1)
CorVel Corp.
525,131
0.1
14,849
(1)
Crinetics
Pharmaceuticals, Inc.
695,082
0.1
7,934
(1)
Cross Country
Healthcare, Inc.
148,524
0.0
9,744
(1)
CryoPort, Inc.
172,469
0.0
9,045
(1)
Cue Biopharma, Inc.
17,095
0.0
6,026
(1)
Cullinan Oncology, Inc.
102,683
0.0
2,609
(1)
CVRx, Inc.
47,510
0.0
27,473
(1)
Cytek Biosciences, Inc.
184,344
0.0
21,091
(1)
Cytokinetics, Inc.
1,478,690
0.3
14,235
(1)
Day One
Biopharmaceuticals,
Inc.
235,162
0.1
12,387
(1)
Deciphera
Pharmaceuticals, Inc.
194,848
0.0
10,728
(1)
Definitive Healthcare
Corp.
86,575
0.0
26,861
(1)
Denali Therapeutics,
Inc.
551,188
0.1
2,009
(1)
Disc Medicine, Inc.
125,080
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
17,328
(1)(2)
DocGo, Inc.
$ 70,005
0.0
29,263
(1)
Dynavax Technologies
Corp.
363,154
0.1
13,035
(1)
Dyne Therapeutics,
Inc.
370,064
0.1
12,589
(1)
Edgewise
Therapeutics, Inc.
229,623
0.1
18,736
(1)
Editas Medicine, Inc.
139,021
0.0
12,935
Embecta Corp.
171,647
0.0
12,454
(1)(2)
Emergent
BioSolutions, Inc.
31,509
0.0
4,891
(1)
Enanta
Pharmaceuticals, Inc.
85,397
0.0
11,190
(1)
Enhabit, Inc.
130,364
0.0
5,790
(1)
Enliven Therapeutics,
Inc.
101,846
0.0
12,195
Ensign Group, Inc.
1,517,302
0.3
4,773
(1)
Entrada Therapeutics,
Inc.
67,633
0.0
20,285
(1)
Erasca, Inc.
41,787
0.0
24,918
(1)
Evolent Health, Inc.
- Class A
817,061
0.1
9,405
(1)
Evolus, Inc.
131,670
0.0
8,162
(1)
EyePoint
Pharmaceuticals, Inc.
168,709
0.0
18,887
(1)
Fate Therapeutics, Inc.
138,631
0.0
4,541
(1)(2)
Fennec
Pharmaceuticals, Inc.
50,496
0.0
20,386
(1)
FibroGen, Inc.
47,907
0.0
4,358
(1)(2)
Foghorn Therapeutics,
Inc.
29,242
0.0
4,670
(1)
Fulgent Genetics, Inc.
101,339
0.0
4,567
(1)
Genelux Corp.
29,366
0.0
11,691
(1)
Generation Bio Co.
47,582
0.0
117,675
(1)
Geron Corp.
388,327
0.1
10,628
(1)
Glaukos Corp.
1,002,114
0.2
19,385
(1)
Gritstone bio, Inc.
49,819
0.0
25,739
(1)
Guardant Health, Inc.
530,996
0.1
11,165
(1)
Haemonetics Corp.
952,933
0.2
29,290
(1)
Halozyme
Therapeutics, Inc.
1,191,517
0.2
7,338
(1)
Harmony Biosciences
Holdings, Inc.
246,410
0.1
7,266
(1)(2)
Harrow, Inc.
96,129
0.0
9,951
(1)
Harvard Bioscience,
Inc.
42,192
0.0
12,905
(1)
Health Catalyst, Inc.
97,175
0.0
19,010
(1)
HealthEquity, Inc.
1,551,786
0.3
5,726
HealthStream, Inc.
152,655
0.0
22,679
(1)(2)
Heron Therapeutics,
Inc.
62,821
0.0
6,169
(1)
HilleVax, Inc.
102,590
0.0
27,623
(1)
Hims & Hers Health,
Inc.
427,328
0.1
13,513
(1)
Humacyte, Inc.
42,025
0.0
14,195
(1)
Ideaya Biosciences,
Inc.
622,877
0.1
3,313
(1)(2)
IGM Biosciences, Inc.
31,970
0.0
5,821
(1)
Immuneering Corp.
- Class A
16,823
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
30,068
(1)(2)
ImmunityBio, Inc.
$ 161,465
0.0
12,176
(1)
Immunovant, Inc.
393,407
0.1
11,968
(1)
Inari Medical, Inc.
574,225
0.1
5,085
(1)
InfuSystem Holdings,
Inc.
43,578
0.0
7,787
(1)
Inhibrx, Inc.
272,234
0.1
17,418
(1)
Inmode Ltd.
376,403
0.1
5,342
(1)
Innovage Holding
Corp.
23,718
0.0
13,604
(1)
Innoviva, Inc.
207,325
0.0
5,176
(1)
Inogen, Inc.
41,770
0.0
10,786
(1)
Inozyme Pharma, Inc.
82,621
0.0
31,336
(1)
Insmed, Inc.
850,146
0.2
7,441
(1)
Integer Holdings Corp.
868,216
0.2
20,009
(1)(2)
Intellia Therapeutics,
Inc.
550,448
0.1
21,088
(1)
Intra-Cellular
Therapies, Inc.
1,459,290
0.3
52,715
(1)
Iovance
Biotherapeutics, Inc.
781,236
0.1
1,720
iRadimed Corp.
75,663
0.0
6,889
(1)
iRhythm Technologies,
Inc.
799,124
0.1
31,263
(1)
Ironwood
Pharmaceuticals, Inc.
272,301
0.1
5,685
(1)
iTeos Therapeutics,
Inc.
77,543
0.0
3,962
(1)
Janux Therapeutics,
Inc.
149,169
0.0
3,588
(1)
Joint Corp.
46,859
0.0
6,928
(1)
KalVista
Pharmaceuticals, Inc.
82,166
0.0
28,185
(1)
Karyopharm
Therapeutics, Inc.
42,559
0.0
5,497
(1)
Keros Therapeutics,
Inc.
363,901
0.1
7,202
(1)
Kiniksa
Pharmaceuticals Ltd.
- Class A
142,095
0.0
7,861
(1)
Kodiak Sciences, Inc.
41,349
0.0
4,894
(1)
Krystal Biotech, Inc.
870,789
0.2
16,109
(1)
Kura Oncology, Inc.
343,605
0.1
8,865
(1)
Kymera Therapeutics,
Inc.
356,373
0.1
15,251
(1)
Lantheus Holdings,
Inc.
949,222
0.2
6,070
(1)
Larimar Therapeutics,
Inc.
46,071
0.0
4,571
LeMaitre Vascular, Inc.
303,332
0.1
2,152
(1)
Lexeo Therapeutics,
Inc.
33,743
0.0
20,108
(1)(2)
Lexicon
Pharmaceuticals, Inc.
48,259
0.0
24,568
(1)(2)
LifeStance Health
Group, Inc.
151,585
0.0
3,855
(1)
Ligand
Pharmaceuticals, Inc.
281,801
0.1
35,266
(1)(2)
Lineage Cell
Therapeutics, Inc.
52,194
0.0
10,822
(1)(2)
Liquidia Corp.
159,624
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
12,197
(1)
LivaNova PLC
$ 682,300
0.1
5,325
(1)
Longboard
Pharmaceuticals, Inc.
115,020
0.0
40,185
(1)
Lyell Immunopharma,
Inc.
89,613
0.0
13,826
(1)
MacroGenics, Inc.
203,519
0.0
3,345
(1)
Madrigal
Pharmaceuticals, Inc.
893,249
0.2
59,881
(1)
MannKind Corp.
271,261
0.1
11,543
(1)
Marinus
Pharmaceuticals, Inc.
104,349
0.0
20,754
(1)
MaxCyte, Inc.
86,959
0.0
7,684
(1)
MeiraGTx Holdings
PLC
46,642
0.0
12,671
(1)
Merit Medical Systems,
Inc.
959,828
0.2
24,841
(1)
Mersana Therapeutics,
Inc.
111,288
0.0
1,178  Mesa Laboratories,
Inc.
129,262
0.0
26,269
(1)
MiMedx Group, Inc.
202,271
0.0
4,424
(1)
Mineralys
Therapeutics, Inc.
57,114
0.0
5,571
(1)
Mirum
Pharmaceuticals, Inc.
139,944
0.0
2,903
(1)
ModivCare, Inc.
68,075
0.0
7,641
(1)
Monte Rosa
Therapeutics, Inc.
53,869
0.0
8,349
(1)
Morphic Holding, Inc.
293,885
0.1
86,952
(1)
Multiplan Corp.
70,535
0.0
18,419
(1)
Myriad Genetics, Inc.
392,693
0.1
10,523
(1)(2)
Nano-X Imaging Ltd.
102,810
0.0
2,853  National HealthCare
Corp.
269,637
0.1
3,440  National Research
Corp.
136,258
0.0
13,096
(1)
Nautilus Biotechnology,
Inc.
38,502
0.0
48,943
(1)
Neogen Corp.
772,321
0.1
29,024
(1)
NeoGenomics, Inc.
456,257
0.1
3,433
(1)(2)
Neumora
Therapeutics, Inc.
47,204
0.0
7,713
(1)
Nevro Corp.
111,376
0.0
6,606
(1)
Nkarta, Inc.
71,411
0.0
24,233
(1)(2)
Novavax, Inc.
115,834
0.0
10,965
(1)
Nurix Therapeutics,
Inc.
161,185
0.0
6,001
(1)
Nuvalent, Inc. - Class A
450,615
0.1
36,251
(1)
Nuvation Bio, Inc.
131,954
0.0
25,423
(1)
Ocular Therapeutix,
Inc.
231,349
0.1
6,332
(1)
Olema
Pharmaceuticals, Inc.
71,678
0.0
6,149
(1)
Omega Therapeutics,
Inc.
22,444
0.0
13,446
(1)
Omeros Corp.
46,389
0.0
21,462
(1)
OmniAb, Inc.
116,324
0.0
10,190
(1)
Omnicell, Inc.
297,854
0.1
87,515
(1)(2)
OPKO Health, Inc.
105,018
0.0
3,998
(1)
OptimizeRx Corp.
48,576
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
15,027
(1)
Optinose, Inc.
$ 21,939
0.0
37,539
(1)
Option Care Health,
Inc.
1,259,058
0.2
15,912
(1)
OraSure Technologies,
Inc.
97,859
0.0
3,719
(1)
Orchestra BioMed
Holdings, Inc.
19,599
0.0
16,886
(1)
Organogenesis
Holdings, Inc.
47,956
0.0
8,822
(1)
ORIC
Pharmaceuticals, Inc.
121,302
0.0
7,768
(1)
Orthofix Medical, Inc.
112,791
0.0
3,613
(1)
OrthoPediatrics Corp.
105,355
0.0
12,215
(1)
Outset Medical, Inc.
27,117
0.0
16,027
(1)
Ovid therapeutics, Inc.
48,882
0.0
16,889
(1)
Owens & Minor, Inc.
467,994
0.1
56,557
(1)
Pacific Biosciences of
California, Inc.
212,089
0.0
10,388
(1)
Pacira BioSciences,
Inc.
303,537
0.1
9,902
(1)
Paragon 28, Inc.
122,290
0.0
18,927
Patterson Cos., Inc.
523,332
0.1
6,961
(1)(2)
PDS Biotechnology
Corp.
27,566
0.0
19,490
(1)
Pediatrix Medical
Group, Inc.
195,485
0.0
6,857
(1)
Pennant Group, Inc.
134,603
0.0
2,167
(1)
PepGen, Inc.
31,855
0.0
6,202
(1)
PetIQ, Inc.
113,373
0.0
7,729
(1)(2)
Phathom
Pharmaceuticals, Inc.
82,082
0.0
4,868  Phibro Animal Health
Corp. - Class A
62,943
0.0
12,021
(1)
Phreesia, Inc.
287,663
0.1
13,284
(1)
Pliant Therapeutics,
Inc.
197,932
0.0
10,429
(1)
PMV Pharmaceuticals,
Inc.
17,729
0.0
15,521
(1)(2)
Poseida Therapeutics,
Inc.
49,512
0.0
31,395
(1)
Precigen, Inc.
45,523
0.0
11,300
(1)
Prestige Consumer
Healthcare, Inc.
819,928
0.1
8,771
(1)
Prime Medicine, Inc.
61,397
0.0
25,419
(1)
Privia Health Group,
Inc.
497,958
0.1
9,162
(1)(2)
PROCEPT
BioRobotics Corp.
452,786
0.1
17,901
(1)
Progyny, Inc.
682,923
0.1
11,739
(1)
ProKidney Corp.
19,252
0.0
13,033
(1)
Protagonist
Therapeutics, Inc.
377,045
0.1
18,214
(1)
Protalix
BioTherapeutics, Inc.
22,950
0.0
9,581
(1)
Prothena Corp. PLC
237,321
0.1
16,404
(1)
PTC Therapeutics, Inc.
477,192
0.1
8,176
(1)
Pulmonx Corp.
75,792
0.0
3,469
(1)(2)
Pulse Biosciences, Inc.
30,215
0.0
7,996
(1)
Quanterix Corp.
188,386
0.0
22,869
(1)
Quantum-Si, Inc.
45,052
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
11,209
(1)
Quipt Home Medical
Corp.
$ 48,983
0.0
13,569
(1)
RadNet, Inc.
660,268
0.1
6,959
(1)
RAPT Therapeutics,
Inc.
62,492
0.0
30,848
(1)(2)
Recursion
Pharmaceuticals, Inc.
- Class A
307,555
0.1
9,330
(1)
REGENXBIO, Inc.
196,583
0.0
20,497
(1)
Relay Therapeutics,
Inc.
170,125
0.0
11,540
(1)
Replimune Group, Inc.
94,282
0.0
19,487
(1)
Revance Therapeutics,
Inc.
95,876
0.0
31,568
(1)
Revolution Medicines,
Inc.
1,017,437
0.2
11,679
(1)
Rhythm
Pharmaceuticals, Inc.
506,051
0.1
43,087
(1)
Rigel Pharmaceuticals,
Inc.
63,769
0.0
14,207
(1)
Rocket
Pharmaceuticals, Inc.
382,737
0.1
6,404
(1)
RxSight, Inc.
330,318
0.1
11,944
(1)
Sage Therapeutics,
Inc.
223,831
0.1
6,609
(1)
Sagimet Biosciences,
Inc. - Class A
35,821
0.0
21,832
(1)
Sana Biotechnology,
Inc.
218,320
0.0
1,084
(1)
Sanara Medtech, Inc.
40,108
0.0
37,056
(1)
Sangamo
Therapeutics, Inc.
24,835
0.0
20,768
(1)
Savara, Inc.
103,425
0.0
12,696
(1)
Scholar Rock Holding
Corp.
225,481
0.1
12,297
(1)
Schrodinger, Inc./
United States
332,019
0.1
26,122
(1)
Scilex Holding Co.
41,534
0.0
7,271
(1)
scPharmaceuticals,
Inc.
36,500
0.0
14,584
(1)
Seer, Inc.
27,710
0.0
23,589  Select Medical
Holdings Corp.
711,208
0.1
31,066
(1)
Selecta Biosciences,
Inc.
20,193
0.0
1,180
(1)
Semler Scientific, Inc.
34,468
0.0
24,016
(1)
Seres Therapeutics,
Inc.
18,591
0.0
76,224
(1)
Sharecare, Inc.
58,502
0.0
8,906
(1)
SI-BONE, Inc.
145,791
0.0
11,534
(2)
SIGA Technologies,
Inc.
98,731
0.0
8,517
(1)
Silk Road Medical, Inc.
156,031
0.0
3,705
Simulations Plus, Inc.
152,461
0.0
15,194
(1)
SpringWorks
Therapeutics, Inc.
747,849
0.1
11,033
(1)
STAAR Surgical Co.
422,343
0.1
6,930
(1)(2)
Stoke Therapeutics,
Inc.
93,555
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
27,199
(1)
Summit Therapeutics,
Inc.
$ 112,604
0.0
11,340
(1)
Supernus
Pharmaceuticals, Inc.
386,807
0.1
17,173
(1)
Surgery Partners, Inc.
512,271
0.1
3,110
(1)
Surmodics, Inc.
91,247
0.0
13,684
(1)
Sutro Biopharma, Inc.
77,315
0.0
16,238
(1)
Syndax
Pharmaceuticals, Inc.
386,464
0.1
5,240
(1)
Tactile Systems
Technology, Inc.
85,150
0.0
10,010
(1)(2)
Tango Therapeutics,
Inc.
79,479
0.0
1,906
(1)
Taro Pharmaceutical
Industries Ltd.
80,700
0.0
6,542
(1)
Tarsus
Pharmaceuticals, Inc.
237,802
0.1
4,417
(1)
Tela Bio, Inc.
25,044
0.0
10,200
(1)
Tenaya Therapeutics,
Inc.
53,346
0.0
9,655
(1)
Terns Pharmaceuticals,
Inc.
63,337
0.0
31,340
(1)
TG Therapeutics, Inc.
476,681
0.1
12,140
(1)
Theravance
Biopharma, Inc.
108,896
0.0
4,881
(1)
Third Harmonic Bio,
Inc.
46,077
0.0
7,113
(1)
TransMedics Group,
Inc.
525,935
0.1
16,248
(1)
Travere Therapeutics,
Inc.
125,272
0.0
10,071
(1)
Treace Medical
Concepts, Inc.
131,427
0.0
9,122
(1)
Trevi Therapeutics,
Inc.
31,471
0.0
12,860
(1)
Twist Bioscience Corp.
441,227
0.1
3,113
(1)
Tyra Biosciences, Inc.
51,053
0.0
1,621
(1)
UFP Technologies, Inc.
408,816
0.1
6,180
(1)
UroGen Pharma Ltd.
92,700
0.0
3,316  US Physical Therapy,
Inc.
374,277
0.1
859  Utah Medical Products,
Inc.
61,083
0.0
12,950
(1)
Vanda
Pharmaceuticals, Inc.
53,224
0.0
8,739
(1)
Varex Imaging Corp.
158,176
0.0
23,627
(1)
Vaxcyte, Inc.
1,613,960
0.3
10,621
(1)
Ventyx Biosciences,
Inc.
58,416
0.0
8,876
(1)
Vera Therapeutics, Inc.
382,733
0.1
16,426
(1)
Veracyte, Inc.
364,000
0.1
10,850
(1)
Vericel Corp.
564,417
0.1
5,510
(1)(2)
Verrica
Pharmaceuticals, Inc.
32,619
0.0
14,265
(1)
Verve Therapeutics,
Inc.
189,439
0.0
8,179
(1)
Viemed Healthcare,
Inc.
77,128
0.0
6,323
(1)
Vigil Neuroscience,
Inc.
21,561
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
22,938
(1)
Viking Therapeutics,
Inc.
$ 1,880,916
0.3
18,937
(1)
Vir Biotechnology, Inc.
191,832
0.0
10,318
(1)
Viridian Therapeutics,
Inc.
180,668
0.0
9,849
(1)
Vor BioPharma, Inc.
23,342
0.0
6,982
(1)
Voyager Therapeutics,
Inc.
65,002
0.0
15,782
(1)
WaVe Life Sciences
Ltd.
97,375
0.0
30,517
(1)
X4 Pharmaceuticals,
Inc.
42,419
0.0
13,123
(1)
Xencor, Inc.
290,412
0.1
29,975
(1)
Xeris Biopharma
Holdings, Inc.
66,245
0.0
2,005
(1)
XOMA Corp.
48,220
0.0
8,299
(1)
Y-mAbs Therapeutics,
Inc.
134,942
0.0
13,134
(1)
Zentalis
Pharmaceuticals, Inc.
206,992
0.0
9,233
(1)
Zevra Therapeutics,
Inc.
53,551
0.0
5,655
(1)
Zimvie, Inc.
93,251
0.0
4,613
(1)(2)
Zura Bio Ltd.
11,855
0.0
12,392
(1)
Zymeworks, Inc.
130,364
0.0
4,139
(1)(2)
Zynex, Inc.
51,199
0.0
91,666,855
15.1
Industrials : 16.8%
15,196
(1)(2)
374Water, Inc.
19,147
0.0
28,914
(1)
3D Systems Corp.
128,378
0.0
15,084
AAON, Inc.
1,328,900
0.2
7,712
(1)
AAR Corp.
461,717
0.1
13,991
ABM Industries, Inc.
624,278
0.1
21,368
ACCO Brands Corp.
119,874
0.0
28,912
(1)
ACV Auctions, Inc.
- Class A
542,678
0.1
5,880
(1)
AeroVironment, Inc.
901,286
0.2
6,220
(1)
AerSale Corp.
44,660
0.0
12,063
(1)
Air Transport Services
Group, Inc.
165,987
0.0
2,265
Alamo Group, Inc.
517,167
0.1
7,074  Albany International
Corp. - Class A
661,490
0.1
92,678
(1)
Alight, Inc. - Class A
912,878
0.2
3,565
Allegiant Travel Co.
268,124
0.1
3,203
Allient, Inc.
114,283
0.0
5,355  Alta Equipment Group,
Inc.
69,347
0.0
7,292
(1)
Ameresco, Inc. - Class
A
175,956
0.0
3,668
(1)
American Woodmark
Corp.
372,889
0.1
46,323
(1)
API Group Corp.
1,819,104
0.3
4,915  Apogee Enterprises,
Inc.
290,968
0.1
8,539  Applied Industrial
Technologies, Inc.
1,686,879
0.3
5,329
ArcBest Corp.
759,383
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
34,263
(1)(2)
Archer Aviation, Inc.
- Class A
$ 158,295
0.0
10,816
Arcosa, Inc.
928,662
0.2
3,083
Argan, Inc.
155,815
0.0
6,812  Aris Water Solutions,
Inc. - Class A
96,390
0.0
34,121
(1)
Array Technologies,
Inc.
508,744
0.1
10,327
(1)
ASGN, Inc.
1,081,857
0.2
5,295
Astec Industries, Inc.
231,444
0.0
6,222
(1)
Astronics Corp.
118,467
0.0
4,822
(1)
Asure Software, Inc.
37,515
0.0
8,250
Atkore, Inc.
1,570,470
0.3
5,710
AZZ, Inc.
441,440
0.1
15,156
(1)
Babcock & Wilcox
Enterprises, Inc.
17,126
0.0
11,018
Barnes Group, Inc.
409,319
0.1
1,557  Barrett Business
Services, Inc.
197,303
0.0
14,020
(1)
Beacon Roofing
Supply, Inc.
1,374,240
0.2
29,751
(1)
BlackSky Technology,
Inc.
40,461
0.0
13,786
(1)
Blade Air Mobility, Inc.
39,290
0.0
12,695
(1)(2)
Blink Charging Co.
38,212
0.0
43,507
(1)(2)
Bloom Energy Corp.
- Class A
489,019
0.1
5,706
(1)
Blue Bird Corp.
218,768
0.0
1,960
(1)
BlueLinx Holdings, Inc.
255,270
0.1
8,912
Boise Cascade Co.
1,366,833
0.2
2,604
(1)
Bowman Consulting
Group Ltd.
90,593
0.0
9,727
(1)
BrightView Holdings,
Inc.
115,751
0.0
9,968
Brink's Co.
920,844
0.2
6,565
(2)
Brookfield Business
Corp. - Class A
158,479
0.0
4,410
Cadre Holdings, Inc.
159,642
0.0
12,472
(1)
Casella Waste
Systems, Inc. - Class A
1,233,107
0.2
10,713
(1)
CBIZ, Inc.
840,971
0.1
6,737
(1)
CECO Environmental
Corp.
155,086
0.0
9,627
(1)
Chart Industries, Inc.
1,585,759
0.3
4,079
(1)
Cimpress PLC
361,032
0.1
6,647  Columbus McKinnon
Corp.
296,656
0.1
7,891  Comfort Systems USA,
Inc.
2,507,050
0.4
7,918
(1)
Commercial Vehicle
Group, Inc.
50,913
0.0
7,938
(1)
Concrete Pumping
Holdings, Inc.
62,710
0.0
39,729
(1)
Conduent, Inc.
134,284
0.0
9,152
(1)
Construction Partners,
Inc. - Class A
513,885
0.1
26,008
(1)
CoreCivic, Inc.
405,985
0.1
11,896
Costamare, Inc.
135,020
0.0
2,014  Covenant Logistics
Group, Inc.
93,369
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,632
CRA International, Inc.
$ 244,115
0.0
3,451
CSW Industrials, Inc.
809,605
0.1
13,746
(1)
Custom Truck One
Source, Inc.
80,002
0.0
9,139
(1)
Daseke, Inc.
75,854
0.0
10,094
Deluxe Corp.
207,835
0.0
67,026
(1)
Desktop Metal, Inc.
- Class A
58,983
0.0
2,477
(1)
Distribution Solutions
Group, Inc.
87,884
0.0
5,243  Douglas Dynamics,
Inc.
126,461
0.0
3,005
(1)
Ducommun, Inc.
154,157
0.0
3,209
(1)
DXP Enterprises, Inc.
172,420
0.0
6,397
(1)
Dycom Industries, Inc.
918,161
0.2
2,230  Eagle Bulk Shipping,
Inc.
139,308
0.0
3,341
Encore Wire Corp.
877,948
0.2
12,476
(1)
Energy Recovery, Inc.
196,996
0.0
24,172
(1)
Energy Vault Holdings,
Inc.
43,268
0.0
12,665  Enerpac Tool Group
Corp.
451,634
0.1
9,073
EnerSys
857,036
0.2
6,267
Ennis, Inc.
128,536
0.0
31,126
(1)(2)
Enovix Corp.
249,319
0.1
4,705
EnPro Industries, Inc.
794,063
0.1
17,889
(1)
Enviri Corp.
163,684
0.0
32,177
(1)(2)
Eos Energy
Enterprises, Inc.
33,142
0.0
5,831  ESCO Technologies,
Inc.
624,209
0.1
24,501
(1)
ESS Tech, Inc.
17,722
0.0
1,308
EVI Industries, Inc.
32,569
0.0
11,412
Exponent, Inc.
943,658
0.2
13,303
Federal Signal Corp.
1,129,026
0.2
12,501
First Advantage Corp.
202,766
0.0
15,345
(1)
FiscalNote Holdings,
Inc.
20,409
0.0
13,114
(1)
Fluence Energy, Inc.
227,397
0.0
31,712
(1)
Fluor Corp.
1,340,783
0.2
3,102
(1)
Forrester Research,
Inc.
66,879
0.0
5,738
Forward Air Corp.
178,509
0.0
2,786
(1)
Franklin Covey Co.
109,378
0.0
10,207  Franklin Electric Co.,
Inc.
1,090,210
0.2
8,356
(1)(2)
Frontier Group
Holdings, Inc.
67,767
0.0
22,303
FTAI Aviation Ltd.
1,500,992
0.3
22,637  FTAI Infrastructure,
Inc.
142,160
0.0
105,224
(1)
FuelCell Energy, Inc.
125,217
0.0
7,947
GATX Corp.
1,065,136
0.2
9,878  Genco Shipping &
Trading Ltd.
200,820
0.0
27,368
(1)
GEO Group, Inc.
386,436
0.1
6,945
(1)
Gibraltar Industries,
Inc.
559,281
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
3,147
Global Industrial Co.
$ 140,923
0.0
8,958
(1)
GMS, Inc.
871,972
0.2
28,124  Golden Ocean Group
Ltd.
364,487
0.1
5,651
Gorman-Rupp Co.
223,497
0.0
43,354  GrafTech International
Ltd.
59,829
0.0
9,947  Granite Construction,
Inc.
568,272
0.1
15,580
(1)
Great Lakes Dredge &
Dock Corp.
136,325
0.0
6,980
Greenbrier Cos., Inc.
363,658
0.1
8,824
Griffon Corp.
647,152
0.1
7,431  H&E Equipment
Services, Inc.
476,922
0.1
11,295
(1)
Hawaiian Holdings,
Inc.
150,562
0.0
17,330
(1)
Healthcare Services
Group, Inc.
216,278
0.0
11,118  Heartland Express,
Inc.
132,749
0.0
4,595  Heidrick & Struggles
International, Inc.
154,668
0.0
7,660  Helios Technologies,
Inc.
342,325
0.1
6,350
Herc Holdings, Inc.
1,068,705
0.2
15,745
Hillenbrand, Inc.
791,816
0.1
44,655
(1)
Hillman Solutions
Corp.
475,129
0.1
4,554
Himalaya Shipping Ltd.
35,111
0.0
10,480
HNI Corp.
472,962
0.1
14,085  Hub Group, Inc.
- Class A
608,754
0.1
10,264
(1)
Hudson Technologies,
Inc.
113,007
0.0
4,283
(1)
Huron Consulting
Group, Inc.
413,823
0.1
33,654
(1)
Hyliion Holdings Corp.
59,231
0.0
2,482  Hyster-Yale Materials
Handling, Inc.
159,270
0.0
2,329
(1)
IBEX Holdings Ltd.
35,936
0.0
4,246
ICF International, Inc.
639,575
0.1
1,906
(1)
IES Holdings, Inc.
231,846
0.0
6,187
(1)(2)
Innodata, Inc.
40,834
0.0
7,889
Insperity, Inc.
864,713
0.2
4,322
Insteel Industries, Inc.
165,187
0.0
13,523
Interface, Inc.
227,457
0.0
19,039
(1)
Janus International
Group, Inc.
288,060
0.1
19,504
(1)
JELD-WEN Holding,
Inc.
414,070
0.1
75,372
(1)
JetBlue Airways Corp.
559,260
0.1
62,817
(1)(2)
Joby Aviation, Inc.
336,699
0.1
7,130  John Bean
Technologies Corp.
747,866
0.1
2,604
Kadant, Inc.
854,372
0.1
6,370
Kaman Corp.
292,192
0.1
7,271  Kelly Services, Inc.
- Class A
182,066
0.0
17,861
Kennametal, Inc.
445,453
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,278
Kforce, Inc.
$ 301,685
0.1
11,730
Korn Ferry
771,365
0.1
32,783
(1)
Kratos Defense &
Security Solutions, Inc.
602,552
0.1
5,060
(1)(2)
LanzaTech Global, Inc.
15,661
0.0
27,244
(1)
Legalzoom.com, Inc.
363,435
0.1
15,305
(1)
Leonardo DRS, Inc.
338,087
0.1
34,734
(1)
Li-Cycle Holdings
Corp.
35,776
0.0
2,134
(1)
Limbach Holdings, Inc.
88,390
0.0
2,533
Lindsay Corp.
298,033
0.1
5,481
(1)
Liquidity Services, Inc.
101,947
0.0
6,736
LSI Industries, Inc.
101,848
0.0
6,159
Luxfer Holdings PLC
63,869
0.0
7,991
(1)
Manitowoc Co., Inc.
112,993
0.0
13,598
Marten Transport Ltd.
251,291
0.1
4,831
(1)
Masonite International
Corp.
635,035
0.1
28,953
(1)
Masterbrand, Inc.
542,579
0.1
7,749
Matson, Inc.
870,988
0.2
6,835  Matthews International
Corp. - Class A
212,432
0.0
2,829
(1)
Mayville Engineering
Co., Inc.
40,540
0.0
5,494
McGrath RentCorp
677,795
0.1
51,182
(1)
Microvast Holdings,
Inc.
42,839
0.0
2,798
Miller Industries, Inc.
140,180
0.0
16,579
MillerKnoll, Inc.
410,496
0.1
6,387
(1)
Montrose
Environmental Group,
Inc.
250,179
0.1
6,450
Moog, Inc. - Class A
1,029,742
0.2
19,466
(1)
MRC Global, Inc.
244,688
0.0
24,938
Mueller Industries, Inc.
1,344,906
0.2
34,795  Mueller Water
Products, Inc. - Class A
559,852
0.1
3,726
(1)
MYR Group, Inc.
658,571
0.1
1,300  National Presto
Industries, Inc.
108,940
0.0
28,126
(1)
Nextracker, Inc. - Class
A
1,582,650
0.3
159,687
(1)(2)
Nikola Corp.
166,074
0.0
2,519
(1)
Northwest Pipe Co.
87,359
0.0
24,582
(1)
NOW, Inc.
373,646
0.1
11,770
(1)(2)
NuScale Power Corp.
62,499
0.0
3,195
(1)
NV5 Global, Inc.
313,142
0.1
844
Omega Flex, Inc.
59,865
0.0
24,602
(1)
OPENLANE, Inc.
425,615
0.1
8,863  Pangaea Logistics
Solutions Ltd.
61,775
0.0
4,680
Park Aerospace Corp.
77,828
0.0
1,717  Park-Ohio Holdings
Corp.
45,810
0.0
9,019
(1)
Parsons Corp.
748,126
0.1
17,571
(1)
Performant Financial
Corp.
51,659
0.0
39,478
Pitney Bowes, Inc.
170,940
0.0
41,651
(1)
Planet Labs PBC
106,210
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,081
Powell Industries, Inc.
$ 296,126
0.1
590  Preformed Line
Products Co.
75,915
0.0
12,162  Primoris Services
Corp.
517,736
0.1
5,979
(1)
Proto Labs, Inc.
213,749
0.0
7,560
Quad/Graphics, Inc.
40,144
0.0
7,576  Quanex Building
Products Corp.
291,146
0.1
10,231
(1)
Radiant Logistics, Inc.
55,452
0.0
32,867
(1)
Resideo Technologies,
Inc.
736,878
0.1
7,510  Resources Connection,
Inc.
98,832
0.0
7,103
REV Group, Inc.
156,905
0.0
62,556
(1)(2)
Rocket Lab USA, Inc.
257,105
0.1
15,281  Rush Enterprises, Inc.
- Class A
817,839
0.1
298  Rush Enterprises, Inc.
- Class B
15,880
0.0
26,244
(1)
RXO, Inc.
573,956
0.1
30,796
(1)
SES AI Corp.
51,737
0.0
38,697
(1)
Shoals Technologies
Group, Inc. - Class A
432,632
0.1
7,781
Shyft Group, Inc.
96,640
0.0
9,566  Simpson
Manufacturing Co., Inc.
1,962,752
0.3
9,145
(1)
SkyWest, Inc.
631,737
0.1
18,445
(1)
SKYX Platforms Corp.
24,163
0.0
4,295
(1)
SP Plus Corp.
224,285
0.0
23,967
(2)
Spirit Airlines, Inc.
116,000
0.0
9,881
(1)
SPX Technologies, Inc.
1,216,648
0.2
2,693  Standex International
Corp.
490,718
0.1
20,537  Steelcase, Inc. - Class
A
268,624
0.1
31,036
(1)(2)
Stem, Inc.
67,969
0.0
7,233
(1)
Sterling Check Corp.
116,307
0.0
6,790
(1)
Sterling Infrastructure,
Inc.
749,005
0.1
8,693
(1)
Sun Country Airlines
Holdings, Inc.
131,177
0.0
18,345
(1)(2)
SunPower Corp.
55,035
0.0
4,176
Tennant Co.
507,843
0.1
14,841
Terex Corp.
955,760
0.2
21,818
(1)(2)
Terran Orbital Corp.
28,582
0.0
7,623
(1)
Thermon Group
Holdings, Inc.
249,425
0.1
11,936
(1)
Titan International, Inc.
148,723
0.0
4,771
(1)
Titan Machinery, Inc.
118,369
0.0
10,151
(1)(2)
TPI Composites, Inc.
29,539
0.0
1,855
(1)
Transcat, Inc.
206,703
0.0
7,143
TriNet Group, Inc.
946,376
0.2
18,388
Trinity Industries, Inc.
512,106
0.1
14,590
(1)
Triumph Group, Inc.
219,434
0.0
6,900
(1)
TrueBlue, Inc.
86,388
0.0
4,749
TTEC Holdings, Inc.
49,247
0.0
9,908
(1)
Tutor Perini Corp.
143,270
0.0
13,280
UFP Industries, Inc.
1,633,573
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
3,376
UniFirst Corp.
$ 585,500
0.1
1,829  Universal Logistics
Holdings, Inc.
67,435
0.0
28,198
(1)
Upwork, Inc.
345,707
0.1
2,840
(1)
V2X, Inc.
132,656
0.0
30,784
(1)
Verra Mobility Corp.
768,676
0.1
4,689
(1)
Viad Corp.
185,169
0.0
4,896
(1)
Vicor Corp.
187,223
0.0
73,770
(1)(2)
Virgin Galactic
Holdings, Inc.
109,180
0.0
2,885
VSE Corp.
230,800
0.0
10,404
Wabash National Corp.
311,496
0.1
6,038  Watts Water
Technologies, Inc.
- Class A
1,283,377
0.2
13,952  Werner Enterprises,
Inc.
545,802
0.1
2,872
(1)
Willdan Group, Inc.
83,259
0.0
7,506
(1)(2)
Xometry, Inc. - Class A
126,776
0.0
32,701  Zurn Elkay Water
Solutions Corp.
1,094,502
0.2
102,082,077
16.8
Information Technology : 15.3%
25,888
(1)
8x8, Inc.
69,898
0.0
5,688
(1)
908 Devices, Inc.
42,944
0.0
15,959
A10 Networks, Inc.
218,479
0.0
24,498
(1)
ACI Worldwide, Inc.
813,579
0.1
10,932
(1)
ACM Research, Inc.
- Class A
318,558
0.1
24,532
Adeia, Inc.
267,889
0.0
17,121  ADTRAN Holdings,
Inc.
93,138
0.0
8,451  Advanced Energy
Industries, Inc.
861,833
0.1
5,971
(1)
Aehr Test Systems
74,040
0.0
4,526
(1)
Agilysys, Inc.
381,361
0.1
10,891
(1)
Alarm.com Holdings,
Inc.
789,271
0.1
9,175
(1)
Alkami Technology,
Inc.
225,430
0.0
5,623
(1)
Alpha & Omega
Semiconductor Ltd.
123,931
0.0
12,183
(1)
Altair Engineering, Inc.
- Class A
1,049,565
0.2
8,496
(1)
Ambarella, Inc.
431,342
0.1
7,438  American Software,
Inc. - Class A
85,165
0.0
24,912
Amkor Technology, Inc.
803,163
0.1
15,378
(1)
Amplitude, Inc. - Class
A
167,313
0.0
4,305
(1)
Appfolio, Inc. - Class A
1,062,216
0.2
9,323
(1)
Appian Corp. - Class A
372,454
0.1
18,072
(1)(2)
Applied Digital Corp.
77,348
0.0
20,226
(1)
Arlo Technologies, Inc.
255,859
0.0
18,238
(1)
Asana, Inc. - Class A
282,507
0.1
5,050
(1)(2)
Atomera, Inc.
31,108
0.0
75,396
(1)
Aurora Innovation, Inc.
212,617
0.0
34,103
(1)
AvePoint, Inc.
270,096
0.1
2,713
(1)
Aviat Networks, Inc.
104,016
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
7,295
(1)
Axcelis Technologies,
Inc.
$ 813,538
0.1
6,583
Badger Meter, Inc.
1,065,195
0.2
2,324  Bel Fuse, Inc. - Class
B
140,160
0.0
9,387
Belden, Inc.
869,330
0.1
8,289  Benchmark
Electronics, Inc.
248,753
0.0
11,701
(1)
BigBear.ai Holdings,
Inc.
23,987
0.0
15,608
(1)
BigCommerce
Holdings, Inc.
107,539
0.0
21,208
(1)(2)
Bit Digital, Inc.
60,867
0.0
9,798
(1)
Blackbaud, Inc.
726,424
0.1
12,731
(1)
Blackline, Inc.
822,168
0.1
31,282
(1)
Box, Inc. - Class A
885,906
0.2
11,723
(1)
Braze, Inc. - Class A
519,329
0.1
12,580
(1)
Brightcove, Inc.
24,405
0.0
18,271
(1)(2)
C3.ai, Inc. - Class A
494,596
0.1
13,238
(1)
Calix, Inc.
438,972
0.1
8,962
(1)
Cerence, Inc.
141,151
0.0
5,388
(1)
CEVA, Inc.
122,361
0.0
8,804
(1)
Cipher Mining, Inc.
45,341
0.0
42,902
(1)
Cleanspark, Inc.
909,951
0.2
18,509  Clear Secure, Inc.
- Class A
393,686
0.1
2,915
(1)(2)
Clearfield, Inc.
89,899
0.0
1,029  Climb Global
Solutions, Inc.
72,935
0.0
10,754
(1)
Cohu, Inc.
358,431
0.1
48,545
(1)
CommScope Holding
Co., Inc.
63,594
0.0
9,911
(1)
CommVault Systems,
Inc.
1,005,273
0.2
7,023
(1)
Comtech
Telecommunications
Corp.
24,089
0.0
4,634
(1)
Consensus Cloud
Solutions, Inc.
73,495
0.0
8,271
(1)
Corsair Gaming, Inc.
102,064
0.0
7,886
(1)
Couchbase, Inc.
207,481
0.0
26,125
(1)
Credo Technology
Group Holding Ltd.
553,589
0.1
5,325
(1)
CS Disco, Inc.
43,292
0.0
6,806  CSG Systems
International, Inc.
350,781
0.1
7,093
CTS Corp.
331,881
0.1
8,461
(1)
Daktronics, Inc.
84,272
0.0
8,097
(1)
Digi International, Inc.
258,537
0.0
3,233
(1)(2)
Digimarc Corp.
87,873
0.0
22,178
(1)
Digital Turbine, Inc.
58,106
0.0
13,872
(1)
DigitalOcean Holdings,
Inc.
529,633
0.1
10,124
(1)
Diodes, Inc.
713,742
0.1
6,947
(1)
Domo, Inc. - Class B
61,967
0.0
38,699
(1)
E2open Parent
Holdings, Inc.
171,824
0.0
13,128
(1)
Eastman Kodak Co.
64,984
0.0
8,837
(1)
Enfusion, Inc. - Class A
81,742
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
11,362
(1)
Envestnet, Inc.
$ 657,973
0.1
6,092
(1)
ePlus, Inc.
478,466
0.1
9,133
(1)
Everbridge, Inc.
318,102
0.1
5,819
(1)
EverCommerce, Inc.
54,815
0.0
14,930
EVERTEC, Inc.
595,707
0.1
25,516
(1)
Evolv Technologies
Holdings, Inc.
113,546
0.0
36,147
(1)
ExlService Holdings,
Inc.
1,149,475
0.2
13,627
(1)
Expensify, Inc. - Class
A
25,074
0.0
28,318
(1)
Extreme Networks, Inc.
326,790
0.1
8,226
(1)
Fannie Mae
1,554,879
0.3
4,243
(1)
FARO Technologies,
Inc.
91,267
0.0
27,374
(1)
Fastly, Inc. - Class A
355,041
0.1
17,532
(1)
FormFactor, Inc.
799,985
0.1
36,407
(1)
Freshworks, Inc.
- Class A
662,971
0.1
13,046
(1)
Grid Dynamics
Holdings, Inc.
160,335
0.0
5,980
Hackett Group, Inc.
145,314
0.0
24,865
(1)
Harmonic, Inc.
334,186
0.1
5,376
(1)
I3 Verticals, Inc.
- Class A
123,057
0.0
6,503
(1)
Ichor Holdings Ltd.
251,146
0.0
7,238
Immersion Corp.
54,140
0.0
5,245
(1)
Impinj, Inc.
673,510
0.1
33,937
(1)
indie Semiconductor,
Inc. - Class A
240,274
0.0
45,029
(1)
Infinera Corp.
271,525
0.1
6,233
(1)
Insight Enterprises,
Inc.
1,156,346
0.2
4,339
(1)
Instructure Holdings,
Inc.
92,768
0.0
7,988
(1)
Intapp, Inc.
273,988
0.1
5,703
InterDigital, Inc.
607,141
0.1
2,723
(1)
inTEST Corp.
36,080
0.0
36,210
(1)(2)
IonQ, Inc.
361,738
0.1
12,054
(1)
Iteris, Inc.
59,547
0.0
10,220
(1)
Itron, Inc.
945,554
0.2
16,211
(1)
Jamf Holding Corp.
297,472
0.1
22,714
(1)
Kaltura, Inc.
30,664
0.0
5,710
(1)
Kimball Electronics,
Inc.
123,621
0.0
20,376
(1)
Knowles Corp.
328,054
0.1
12,538  Kulicke & Soffa
Industries, Inc.
630,787
0.1
26,386
(1)
Lightwave Logic, Inc.
123,486
0.0
17,845
(1)
LivePerson, Inc.
17,799
0.0
14,733
(1)
LiveRamp Holdings,
Inc.
508,288
0.1
8,167
(1)
Luna Innovations, Inc.
26,175
0.0
12,214
(1)
MACOM Technology
Solutions Holdings,
Inc.
1,168,147
0.2
49,839
(1)(2)
Marathon Digital
Holdings, Inc.
1,125,365
0.2
56,411
(1)
Matterport, Inc.
127,489
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
7,203
(1)(2)
Maxeon Solar
Technologies Ltd.
$ 23,986
0.0
13,549
Maximus, Inc.
1,136,761
0.2
17,296
(1)
MaxLinear, Inc.
322,916
0.1
6,067
(1)
MeridianLink, Inc.
113,453
0.0
7,422  Methode Electronics,
Inc.
90,400
0.0
3,316
(1)(2)
MicroStrategy, Inc.
- Class A
5,652,321
0.9
42,184
(1)(2)
MicroVision, Inc.
77,619
0.0
45,774
(1)
Mirion Technologies,
Inc.
520,450
0.1
9,859
(1)
Mitek Systems, Inc.
139,012
0.0
8,662
(1)(2)
Model N, Inc.
246,607
0.0
16,156
(1)
N-able, Inc.
211,159
0.0
7,446  Napco Security
Technologies, Inc.
299,031
0.1
24,334
(1)
Navitas Semiconductor
Corp.
116,073
0.0
6,874
(1)
NETGEAR, Inc.
108,403
0.0
15,440
(1)
NetScout Systems,
Inc.
337,210
0.1
12,125
(1)(2)
NextNav, Inc.
79,782
0.0
10,736
(1)
nLight, Inc.
139,568
0.0
8,030
(1)
Novanta, Inc.
1,403,403
0.2
1,104
NVE Corp.
99,559
0.0
23,516
(1)
Olo, Inc. - Class A
129,103
0.0
8,090
ON24, Inc.
57,763
0.0
8,773
(1)
OneSpan, Inc.
102,030
0.0
10,975
(1)
Onto Innovation, Inc.
1,987,353
0.3
3,684
(1)
OSI Systems, Inc.
526,149
0.1
20,235
(1)
PagerDuty, Inc.
458,930
0.1
6,092
(1)
PAR Technology Corp.
276,333
0.1
2,669
PC Connection, Inc.
175,967
0.0
7,037
(1)
PDF Solutions, Inc.
236,936
0.0
7,868
(1)
Perficient, Inc.
442,890
0.1
13,841
(1)
Photronics, Inc.
391,977
0.1
6,220
(1)
Plexus Corp.
589,780
0.1
12,653  Power Integrations,
Inc.
905,322
0.2
12,638
(1)
PowerSchool Holdings,
Inc. - Class A
269,063
0.1
9,758  Progress Software
Corp.
520,199
0.1
10,193
(1)
PROS Holdings, Inc.
370,312
0.1
12,824
(1)
Q2 Holdings, Inc.
674,029
0.1
8,295
(1)
Qualys, Inc.
1,384,187
0.2
15,194
(1)
Rackspace
Technology, Inc.
24,007
0.0
24,095
(1)
Rambus, Inc.
1,489,312
0.3
13,650
(1)
Rapid7, Inc.
669,396
0.1
2,995
(1)
Red Violet, Inc.
58,552
0.0
19,155
(1)(2)
Repay Holdings Corp.
210,705
0.0
22,390
(1)
Ribbon
Communications, Inc.
71,648
0.0
12,229
(1)
Rimini Street, Inc.
39,867
0.0
43,448
(1)(2)
Riot Platforms, Inc.
531,804
0.1
3,890
(1)
Rogers Corp.
461,704
0.1
73,640
(1)
Sabre Corp.
178,209
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
12,348
(1)
Sanmina Corp.
$ 767,799
0.1
7,235  Sapiens International
Corp. NV
232,678
0.0
5,738
(1)
ScanSource, Inc.
252,701
0.0
6,845
(1)
SEMrush Holdings,
Inc. - Class A
90,765
0.0
14,535
(1)
Semtech Corp.
399,567
0.1
7,111
(1)
Silicon Laboratories,
Inc.
1,021,993
0.2
3,933
(1)
SiTime Corp.
366,674
0.1
4,353
(1)(2)
SkyWater Technology,
Inc.
44,270
0.0
10,926
(1)
SMART Global
Holdings, Inc.
287,572
0.1
42,060
(1)
SmartRent, Inc.
112,721
0.0
11,391
(1)
SolarWinds Corp.
143,754
0.0
30,970
(1)(2)
SoundHound AI, Inc.
- Class A
182,413
0.0
2,418
(1)
SoundThinking, Inc.
38,398
0.0
23,090
(1)
Sprinklr, Inc. - Class A
283,314
0.1
10,807
(1)
Sprout Social, Inc.
- Class A
645,286
0.1
8,218
(1)
SPS Commerce, Inc.
1,519,508
0.3
11,015
(1)
Squarespace, Inc.
- Class A
401,387
0.1
11,389
(1)
Super Micro Computer,
Inc.
11,503,232
1.9
8,859
(1)
Synaptics, Inc.
864,284
0.1
25,700
(1)
Tenable Holdings, Inc.
1,270,351
0.2
33,758
(1)
Terawulf, Inc.
88,784
0.0
22,735
(1)
Thoughtworks Holding,
Inc.
57,520
0.0
23,349
(1)
TTM Technologies, Inc.
365,412
0.1
2,599
(1)(2)
Tucows, Inc. - Class A
48,237
0.0
3,973
(1)
Turtle Beach Corp.
68,494
0.0
10,189
(1)
Ultra Clean Holdings,
Inc.
468,083
0.1
14,545
(1)
Unisys Corp.
71,416
0.0
24,351
(1)
Varonis Systems, Inc.
1,148,637
0.2
11,619
(1)
Veeco Instruments,
Inc.
408,640
0.1
13,844
(1)
Verint Systems, Inc.
458,929
0.1
49,318
(1)
Viavi Solutions, Inc.
448,301
0.1
28,214  Vishay Intertechnology,
Inc.
639,893
0.1
3,018
(1)
Vishay Precision
Group, Inc.
106,626
0.0
7,411
(1)
Weave
Communications, Inc.
85,078
0.0
11,131
(1)
Workiva, Inc.
943,909
0.2
26,365
Xerox Holdings Corp.
471,933
0.1
9,752
(1)
Xperi, Inc.
117,609
0.0
24,169
(1)
Yext, Inc.
145,739
0.0
31,550
(1)
Zeta Global Holdings
Corp. - Class A
344,841
0.1
29,426
(1)
Zuora, Inc. - Class A
268,365
0.0
92,742,703
15.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials : 4.5%
11,842
(1)
5E Advanced
Materials, Inc.
$ 15,868
0.0
6,146
AdvanSix, Inc.
175,776
0.0
2,585  Alpha Metallurgical
Resources, Inc.
856,074
0.1
6,739  American Vanguard
Corp.
87,270
0.0
229,634
(1)
Arcadium Lithium PLC
989,723
0.2
4,021
Arch Resources, Inc.
646,537
0.1
11,663
(1)
Aspen Aerogels, Inc.
205,269
0.0
28,751
(1)
ATI, Inc.
1,471,189
0.3
20,178
Avient Corp.
875,725
0.2
7,163
Balchem Corp.
1,109,907
0.2
12,074
Cabot Corp.
1,113,223
0.2
4,351  Caledonia Mining
Corp. PLC
48,166
0.0
10,986  Carpenter Technology
Corp.
784,620
0.1
11,609
(1)
Century Aluminum Co.
178,663
0.0
3,813
(1)
Clearwater Paper
Corp.
166,742
0.0
75,666
(1)
Coeur Mining, Inc.
285,261
0.1
25,941  Commercial Metals
Co.
1,524,553
0.3
7,573  Compass Minerals
International, Inc.
119,199
0.0
29,100
(1)
Constellium SE
643,401
0.1
1,778
(1)
Contango ORE, Inc.
35,293
0.0
1,794
(1)
Core Molding
Technologies, Inc.
33,960
0.0
14,196
(1)
Dakota Gold Corp.
33,645
0.0
22,479
(1)(2)
Danimer Scientific, Inc.
24,502
0.0
21,635
(1)
Ecovyst, Inc.
241,230
0.0
6,846
FutureFuel Corp.
55,110
0.0
11,997
(1)
Glatfelter Corp.
23,994
0.0
6,621
Greif, Inc. - Class A
457,180
0.1
4,442
Hawkins, Inc.
341,146
0.1
2,902  Haynes International,
Inc.
174,468
0.0
11,900
HB Fuller Co.
948,906
0.2
137,951
Hecla Mining Co.
663,544
0.1
44,465
(1)
i-80 Gold Corp.
59,583
0.0
8,379
(1)
Ingevity Corp.
399,678
0.1
5,594
Innospec, Inc.
721,290
0.1
2,666
(1)
Intrepid Potash, Inc.
55,613
0.0
14,638
(1)
Ivanhoe Electric, Inc.
/ US
143,452
0.0
3,605
Kaiser Aluminum Corp.
322,143
0.1
12,570
(1)
Knife River Corp.
1,019,176
0.2
4,689
Koppers Holdings, Inc.
258,692
0.1
13,082
(1)
LSB Industries, Inc.
114,860
0.0
4,640
Materion Corp.
611,320
0.1
12,594
Mativ Holdings, Inc.
236,137
0.0
7,396  Minerals Technologies,
Inc.
556,771
0.1
8,258
Myers Industries, Inc.
191,338
0.0
55,902
(1)
Novagold Resources,
Inc.
167,706
0.0
34,851
(1)
O-I Glass, Inc.
578,178
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
2,314
Olympic Steel, Inc.
$ 164,016
0.0
12,729
Orion SA
299,386
0.1
8,880
Pactiv Evergreen, Inc.
127,162
0.0
35,292
(1)
Perimeter Solutions SA
261,867
0.1
10,010
(1)
Perpetua Resources
Corp.
41,642
0.0
3,835
(1)(2)
Piedmont Lithium, Inc.
51,082
0.0
26,987
(1)(2)
PureCycle
Technologies, Inc.
167,859
0.0
3,101  Quaker Chemical
Corp.
636,480
0.1
5,795  Ramaco Resources,
Inc. - Class A
97,588
0.0
9,528
(1)
Ranpak Holdings Corp.
74,985
0.0
15,867
(1)
Rayonier Advanced
Materials, Inc.
75,844
0.0
5,832
Ryerson Holding Corp.
195,372
0.0
5,906  Schnitzer Steel
Industries, Inc. - Class
A
124,794
0.0
9,523  Sensient Technologies
Corp.
658,896
0.1
4,851
Stepan Co.
436,784
0.1
26,475
(1)
Summit Materials, Inc.
- Class A
1,179,991
0.2
19,392
SunCoke Energy, Inc.
218,548
0.0
8,106
Sylvamo Corp.
500,464
0.1
10,052
(1)
TimkenSteel Corp.
223,657
0.0
9,584
TriMas Corp.
256,180
0.1
8,824
Trinseo PLC
33,355
0.0
26,293
Tronox Holdings PLC
456,184
0.1
466  United States Lime &
Minerals, Inc.
138,933
0.0
11,592
Warrior Met Coal, Inc.
703,634
0.1
6,937  Worthington Industries,
Inc.
431,690
0.1
6,950
Worthington Steel, Inc.
249,158
0.0
27,571,632
4.5
Real Estate : 5.5%
21,153
Acadia Realty Trust
359,813
0.1
17,177  Alexander & Baldwin,
Inc.
282,905
0.1
528
Alexander's, Inc.
114,650
0.0
11,197  American Assets Trust,
Inc.
245,326
0.0
24,286
(1)
Anywhere Real Estate,
Inc.
150,087
0.0
33,535
(1)
Apartment Investment
and Management Co.
- Class A
274,652
0.1
47,685  Apple Hospitality REIT,
Inc.
781,080
0.1
16,094  Armada Hoffler
Properties, Inc.
167,378
0.0
18,101  Braemar Hotels &
Resorts, Inc.
36,202
0.0
37,895  Brandywine Realty
Trust
181,896
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
42,474  Broadstone Net Lease,
Inc.
$ 665,568
0.1
22,699
CareTrust REIT, Inc.
553,175
0.1
6,536  CBL & Associates
Properties, Inc.
149,740
0.0
3,591
Centerspace
205,190
0.0
11,819  Chatham Lodging
Trust
119,490
0.0
11,012
City Office REIT, Inc.
57,373
0.0
6,273  Community Healthcare
Trust, Inc.
166,548
0.0
64,345
(1)
Compass, Inc. - Class
A
231,642
0.0
25,198  COPT Defense
Properties
609,036
0.1
5,953  CTO Realty Growth,
Inc.
100,903
0.0
37,381
(1)
Cushman & Wakefield
PLC
391,005
0.1
47,740  DiamondRock
Hospitality Co.
458,781
0.1
36,307  DigitalBridge Group,
Inc.
699,636
0.1
54,120  Diversified Healthcare
Trust
133,135
0.0
19,979
Douglas Elliman, Inc.
31,567
0.0
36,080
Douglas Emmett, Inc.
500,430
0.1
21,454  Easterly Government
Properties, Inc.
246,936
0.0
20,343
Elme Communities
283,175
0.1
30,267  Empire State Realty
Trust, Inc. - Class A
306,605
0.1
21,943
(1)
Equity Commonwealth
414,284
0.1
34,715  Essential Properties
Realty Trust, Inc.
925,502
0.2
16,214
(2)
eXp World Holdings,
Inc.
167,491
0.0
10,213
(2)
Farmland Partners,
Inc.
113,364
0.0
4,254
(1)
Forestar Group, Inc.
170,968
0.0
20,249  Four Corners Property
Trust, Inc.
495,493
0.1
1,748
(1)
FRP Holdings, Inc.
107,327
0.0
10,504
Getty Realty Corp.
287,284
0.1
9,194  Gladstone Commercial
Corp.
127,245
0.0
7,860
Gladstone Land Corp.
104,852
0.0
14,646  Global Medical REIT,
Inc.
128,152
0.0
43,956
Global Net Lease, Inc.
341,538
0.1
31,402  Hudson Pacific
Properties, Inc.
202,543
0.0
50,378  Independence Realty
Trust, Inc.
812,597
0.1
6,331  Innovative Industrial
Properties, Inc.
655,512
0.1
15,868  InvenTrust Properties
Corp.
407,966
0.1
21,300
JBG SMITH Properties
341,865
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
26,847  Kennedy-Wilson
Holdings, Inc.
$ 230,347
0.0
48,283  Kite Realty Group
Trust
1,046,775
0.2
64,945
L.P. Industrial Trust
585,804
0.1
9,352
LTC Properties, Inc.
304,034
0.1
48,865
Macerich Co.
841,944
0.1
5,459  Marcus & Millichap,
Inc.
186,534
0.0
9,511  National Health
Investors, Inc.
597,576
0.1
14,576
NETSTREIT Corp.
267,761
0.1
30,778  Newmark Group, Inc.
- Class A
341,328
0.1
8,823  NexPoint Diversified
Real Estate Trust
58,232
0.0
5,315  NexPoint Residential
Trust, Inc.
171,090
0.0
11,409  Office Properties
Income Trust
23,274
0.0
4,437  One Liberty Properties,
Inc.
100,232
0.0
125,529
(1)
Opendoor
Technologies, Inc.
380,353
0.1
13,399
Orion Office REIT, Inc.
47,030
0.0
33,326
Outfront Media, Inc.
559,544
0.1
42,970
Paramount Group, Inc.
201,529
0.0
8,030
Peakstone Realty Trust
129,524
0.0
26,985  Pebblebrook Hotel
Trust
415,839
0.1
26,516  Phillips Edison & Co.,
Inc.
951,129
0.2
28,740  Piedmont Office Realty
Trust, Inc. - Class A
202,042
0.0
10,267  Plymouth Industrial
REIT, Inc.
231,007
0.0
17,702
PotlatchDeltic Corp.
832,348
0.1
4,429  RE/MAX Holdings, Inc.
- Class A
38,842
0.0
24,418
(1)(2)
Redfin Corp.
162,380
0.0
27,856  Retail Opportunity
Investments Corp.
357,114
0.1
35,055
RLJ Lodging Trust
414,350
0.1
3,565  RMR Group, Inc.
- Class A
85,560
0.0
12,980  Ryman Hospitality
Properties, Inc.
1,500,618
0.3
51,797  Sabra Health Care
REIT, Inc.
765,042
0.1
10,492
Safehold, Inc.
216,135
0.0
3,117
Saul Centers, Inc.
119,973
0.0
38,020  Service Properties
Trust
257,776
0.1
42,631
SITE Centers Corp.
624,544
0.1
14,629
SL Green Realty Corp.
806,497
0.1
7,951
St Joe Co.
460,919
0.1
3,404
(1)
Star Holdings
43,980
0.0
1,583
(1)
Stratus Properties, Inc.
36,140
0.0
23,900  Summit Hotel
Properties, Inc.
155,589
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
46,242  Sunstone Hotel
Investors, Inc.
$ 515,136
0.1
23,023  Tanger Factory Outlet
Centers, Inc.
679,869
0.1
5,983
(1)
Tejon Ranch Co.
92,198
0.0
18,448
Terreno Realty Corp.
1,224,947
0.2
13,618
UMH Properties, Inc.
221,156
0.0
54,036
Uniti Group, Inc.
318,812
0.1
3,220  Universal Health
Realty Income Trust
118,206
0.0
25,953
Urban Edge Properties
448,208
0.1
18,060
Veris Residential, Inc.
274,693
0.1
11,521
Whitestone REIT
144,589
0.0
24,316  Xenia Hotels &
Resorts, Inc.
364,983
0.1
33,461,439
5.5
Utilities : 2.4%
12,918
ALLETE, Inc.
770,430
0.1
14,282
(1)
Altus Power, Inc.
68,268
0.0
8,232  American States Water
Co.
594,680
0.1
2,414  Artesian Resources
Corp. - Class A
89,584
0.0
16,974
Avista Corp.
594,429
0.1
14,879
Black Hills Corp.
812,393
0.1
27,000  Brookfield
Infrastructure Corp.
- Class A
973,080
0.2
10,422
(1)
Cadiz, Inc.
30,224
0.0
13,033  California Water
Service Group
605,774
0.1
4,859  Chesapeake Utilities
Corp.
521,371
0.1
3,464  Consolidated Water
Co. Ltd.
101,530
0.0
4,467  Genie Energy Ltd.
- Class B
67,362
0.0
8,130
(2)
MGE Energy, Inc.
639,994
0.1
4,072
Middlesex Water Co.
213,780
0.1
16,226
(1)
Montauk Renewables,
Inc.
67,500
0.0
21,785  New Jersey Resources
Corp.
934,794
0.2
8,385  Northwest Natural
Holding Co.
312,090
0.1
13,445
NorthWestern Corp.
684,754
0.1
12,327
ONE Gas, Inc.
795,461
0.1
11,984
(2)
Ormat Technologies,
Inc.
793,221
0.1
9,233
Otter Tail Corp.
797,731
0.1
18,682
PNM Resources, Inc.
703,190
0.1
21,991  Portland General
Electric Co.
923,622
0.2
5,736
(1)
Pure Cycle Corp.
54,492
0.0
7,308
SJW Group
413,560
0.1
13,942  Southwest Gas
Holdings, Inc.
1,061,404
0.2
11,545
Spire, Inc.
708,517
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
23,580
(1)(2)
Sunnova Energy
International, Inc.
$ 144,545
0.0
3,877
Unitil Corp.
202,961
0.0
3,851
York Water Co.
139,676
0.0
14,820,417
2.4
Total Common Stock
(Cost $326,723,254)
596,599,582
98.2
OTHER
(5)
: —%
Consumer, Non-cyclical : —%
18,294
(3)(4)
The Fresh Market
Holdings, Inc.
—
—
Total Other
(Cost $—)
—
—
RIGHTS : 0.0%
Consumer, Non-cyclical : 0.0%
14,198
(3)(4)
Chinook Therapeutics,
Inc. CVR
5,537
0.0
390
(3)(4)
GTX, Inc.
—
—
5,537
0.0
Energy : —%
3,443  Empire Petroleum
Corp.
—
—
Health Care : —%
4,590
(3)(4)
Aduro Biotech - CVR
—
—
2,194
(3)(4)
Omniab, Inc. - 12.5
Earnout Shares
—
—
2,194
(3)(4)
Omniab, Inc. - 15
Earnout Shares
—
—
—
—
Total Rights
(Cost $799)
5,537
0.0
Total Long-Term
Investments
(Cost $326,724,053)
596,605,119
98.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.2%
Repurchase Agreements : 3.2%
19,902
(6)
Bank Of Montreal,
Repurchase
Agreement dated
03/28/2024, 5.330%,
due 04/01/2024
(Repurchase Amount
$19,914, collateralized
by various U.S.
Government Agency
Obligations, 3.500%-
7.000%, Market
Value plus accrued
interest $20,300, due
08/01/33-03/01/54)
$ 19,902
0.0
3,204,296
(6)
Bethesda Securities,
LLC, Repurchase
Agreement dated
03/28/2024, 5.430%,
due 04/01/2024
(Repurchase
Amount $3,206,203,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.500%-
6.070%, Market Value
plus accrued interest
$3,268,382, due
10/01/27-01/01/57)
3,204,296
0.5
5,259,199
(6)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
03/28/2024, 5.370%,
due 04/01/2024
(Repurchase
Amount $5,262,294,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$5,364,383, due
12/24/26-02/20/74)
5,259,199
0.9

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
5,312,323
(6)
MUFG Securities
Americas, Inc.,
Repurchase
Agreement dated
03/28/2024, 5.340%,
due 04/01/2024
(Repurchase
Amount $5,315,432,
collateralized
by various U.S.
Government Agency
Obligations, 3.000%-
5.500%, Market Value
plus accrued interest
$5,418,569, due
01/01/39-11/01/52)
$ 5,312,323
0.9
5,312,323
(6)
State Of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/28/2024, 5.400%,
due 04/01/2024
(Repurchase
Amount $5,315,467,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$5,420,606, due
04/15/25-02/15/53)
5,312,323
0.9
Total Repurchase
Agreements
(Cost $19,108,043)
19,108,043
3.2
Time Deposits : 0.5%
540,000
(6)
Canadian Imperial
Bank of Commerce,
5.310
%,
04/01/2024
(Cost $540,000)
540,000
0.1
520,000
(6)
Landesbank
Hessen Thueringen
Girozentrale,
5.320
%,
04/01/2024
(Cost $520,000)
520,000
0.1
480,000
(6)
Mizuho Bank Ltd.,
5.320
%,
04/01/2024
(Cost $480,000)
480,000
0.0
540,000
(6)
Royal Bank of Canada,
5.320
%,
04/01/2024
(Cost $540,000)
540,000
0.1
540,000
(6)
Skandinaviska
Enskilda Banken AB,
5.310
%,
04/01/2024
(Cost $540,000)
540,000
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
500,000
(6)
Societe Generale,
5.310
%,
04/01/2024
(Cost $500,000)
$ 500,000
0.1
Total Time Deposits
(Cost $3,120,000)
3,120,000
0.5
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.5%
33,000
(7)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.200%
33,000
0.0
9,105,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
9,105,000
1.5
Total Mutual Funds
(Cost $9,138,000)
9,138,000
1.5
Total Short-Term
Investments
(Cost $31,366,043)
31,366,043
5.2
Total Investments in
Securities
(Cost $358,090,096) $ 627,971,162 103.4
Liabilities in Excess
of Other Assets (20,920,023) (3.4)
Net Assets $ 607,051,139 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities.
As of March 31, 2024, the Portfolio held restricted securities with a fair value of $11,129 or —% of net assets. Please refer to the table below for additional details.
(5)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of March 31, 2024.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (unaudited) (continued)

Voya Russell™ Small Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 12,854,865 $ — $ — $ 12,854,865
Consumer Discretionary 64,541,700 — — 64,541,700
Consumer Staples 19,762,795 — — 19,762,795
Energy 43,230,058 — — 43,230,058
Financials 93,865,041 — — 93,865,041
Health Care 91,661,263 — 5,592 91,666,855
Industrials 102,082,077 — — 102,082,077
Information Technology 92,742,703 — — 92,742,703
Materials 27,571,632 — — 27,571,632
Real Estate 33,461,439 — — 33,461,439
Utilities 14,820,417 — — 14,820,417
Total Common Stock 596,593,990 — 5,592 596,599,582
Rights — — 5,537 5,537
Short-Term Investments 9,138,000 22,228,043 — 31,366,043
Total Investments, at fair value $ 605,731,990 $ 22,228,043 $ 11,129 $ 627,971,162
Other Financial Instruments+
Futures 273,392 — — 273,392
Total Assets $ 606,005,382 $ 22,228,043 $ 11,129 $ 628,244,554
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2024, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Aduro Biotech - CVR 10/6/2020 $ — $ —
Cartesian Therapeutics, Inc. CVR 12/12/2023 — 5,592
Chinook Therapeutics, Inc. CVR 8/14/2023 — 5,537
GTX, Inc. 6/10/2019 799 —
Omniab, Inc. - 12.5 Earnout Shares 11/2/2022 — —
Omniab, Inc. - 15 Earnout Shares 11/2/2022 — —
The Fresh Market Holdings, Inc. 11/14/2022 — —
$ 799 $ 11,129
At March 31, 2024, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
E-mini Russell 2000 Index 116 06/21/24 $ 12,446,220 $ 273,392
$ 12,446,220 $ 273,392
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 321,394,966
Gross Unrealized Depreciation (51,513,901)
Net Unrealized Appreciation $ 269,881,065